                                                      1933 Act File No. 33-48907
                                                      1940 Act File No. 811-7047

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.         ....................
                                --------                          -----

    Post-Effective Amendment No.    32   ...................        X
                                 --------                         -----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
                                                                  -----

    Amendment No.    32   ..................................        X
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                                 MARSHALL FUNDS, INC.
                  (Exact Name of Registrant as Specified in Charter)

                             1000 North Water Street

                           Milwaukee, Wisconsin 53202

                    (Address of Principal Executive Offices)

                                 (414) 287-8555

                         (Registrant's Telephone Number)

                          Michael A. Hatfield, Esquire

                             770 North Water Street

                           Milwaukee, Wisconsin 53202

                        (Name and Address of Agent for Service)
                   (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

X_ immediately upon filing pursuant to paragraph (b) on _____________ pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a)(i) on
_________________ pursuant to paragraph (a)(i) _ 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule
485

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:     Janet Olsen, Esquire
               Bell, Boyd & Lloyd
               Three First National Plaza

               70 West Madison Street, Suite 3300
               Chicago, Illinois 60602-4207

[Graphic Representation Omitted - See Appendix]

Marshall International Stock Fund

Class Y Shares

Table of Contents

Risk/Return Profile	2
Fees and Expenses of the Fund	3
Securities Descriptions	5
How to Buy and Redeem Shares	6
Marshall Funds, Inc. Information	7
Financial Highlights	11

An international equity mutual fund seeking to provide capital appreciation by investing primarily in a diversified portfolio of common stocks of companies outside of the United States.

Shares of the Marshall International Stock Fund, like shares of all mutual funds, are not bank deposits, federally insured or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

Prospectus for Defined Contribution Plan Participants

October 31, 1999
(Revised May 31, 2000)

[Graphic Representation Omitted - See Appendix]

Risk/Return Profile

Marshall International Stock Fund

[Graphic Representation Omitted - See Appendix]

Goal: The Fund's goal is to provide risk capital appreciation.

Strategy: The Fund invests in common stocks of companies located outside the United States. BPI Global Asset Management, LLP is the sub-adviser of the Fund.

BPI uses a "bottom-up" approach to international investing within overall portfolio management guidelines. The stock selection process begins with identifying companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. The selection process seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as "quality companies at a reasonable price." The portfolio management team closely monitors the Fund's industry weightings and country weightings in relation to its performance benchmark.

Risks: The Fund is subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Foreign securities pose additional risks over U.S.-based securities. The Fund is also subject to sector risks. The shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Annual Total Return (calendar years 1995-1998)

[Graphic Representation Omitted - See Appendix]

Total Return
Best quarter	(4Q98)	16.30%
Worst quarter	(3Q98)	(19.06%)
Most recent quarter	(3Q99)	4.09%

Average Annual Total Return through 12/31/98*

	1 Year	Since 9/1/94 inception
Fund	3.26%	8.65%
LIFI	12.66%	8.41%
EAFE Index	18.23%	6.09%

*The table shows the Fund's average annual total returns for the Class Shares over a period of time. In addition, the performance of the Fund's Class Y Shares is compared to the Morgan Stanley Capital International Europe, Australia and Far East Index (EAFE), which is an index of international stocks, and the Lipper International Funds Index (LIFI), which is index of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance.

Fees and Expenses of the Fund

[Graphic Representation Omitted - See Appendix]

This table describes the fees and expenses that you may pay if you buy and hold Class Y Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (Before Waivers)
(expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee(1)	1.00%
Shareholder Servicing Fee	0.25%
Other Expenses	0.27%

Total Annual Fund Operating Expenses	1.52%

(1) The Adviser expects to voluntarily waive a portion of the management fee. This amount is shown below along with the net expenses the Fund expects to actually pay for the fiscal year ending August 31, 2000. The adviser may terminate this voluntary waiver at any time.
Total Waivers of Fund Expenses	0.02%
Total Actual Annual Fund Operating Expenses (after waivers)	1.50%

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company, an affiliate of the Adviser, receives custodial and administrative fees for the services it provides to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Class Y Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class Y Shares

1 Year	$ 155
3 Years	$ 480
5 Years	$ 829
10 Years	$1,813

[Graphic Representation Omitted - See Appendix]

The Main Risks of Investing in the Fund

Stock Market Risks. The Fund is subject to fluctuation in the stock markets, which have periods of increasing and decreasing values. Stocks have greater volatility than debt securities. While greater volatility increases risk, it offers the potential for greater reward.

Stock market risk is also related to the size of the company issuing stock. Companies may be categorized as having a small, medium or large capitalization (market value). The potential risks are higher with small- and medium-capitalization companies and lower with large-capitalization companies.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.-based securities for a number of reasons. Because the Fund invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the United States. Foreign governments may exercise greater control over their economies, industries and citizens' rights. Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates and regulations and accounting standards. The Fund may incur costs and expenses when making foreign investments that are higher than when making domestic investments, which will affect the Fund's total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of the Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign securities change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the Fund values its assets daily in U.S. dollars, it will not convert its holding of foreign currencies to U.S. dollars daily. Therefore the Fund may be exposed to currency risks over an extended period of time.

Euro Risks. The Fund makes significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Fund's investments.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Sub-adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Portfolio Turnover. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Fund's Adviser or Sub-adviser believes it is appropriate to do so in light of the Fund's investment goal. A higher portfolio turnover rate involves greater transaction expenses that must be borne directly by the Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them.

Securities Descriptions

[Graphic Representation Omitted - See Appendix]

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The EQUITYFUNDS cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

[Graphic Representation Omitted - See Appendix]

Common Stocks. Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

[Graphic Representation Omitted - See Appendix]

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

[Graphic Representation Omitted - See Appendix]

How to Buy and Redeem Shares

How Do I Purchase Shares? All shares must be purchased through your employer's defined contribution plan (Plan). For information about how to purchase shares through your Plan, or limitations on the amount or frequency with which shares may be purchased, please consult your Employer or Plan Administrator. Shares are sold to eligible defined contribution plans at the net asset value (NAV) next determined after the Fund receives payment without a sales charge. Each NAV is calculated for the Fund at the end of regular trading (normally 3:00 p.m. Central Time) each day the New York Stock Exchange (NYSE)is open for business. In calculating NAV, the Fund's portfolio is valued using market prices.

Securities held by the Fund may trade on foreign exchanges on days (such as weekends) when the Fund does not calculate NAV. Your Plan may also restrict the dates on which you may purchase shares. As a result, the NAV of the Fund's shares may change on days when you cannot purchase or sell the Fund's shares through your Plan.

How Do I Redeem Shares? For information on redeeming Fund shares through your Plan, including any charges that may be imposed by the Plan, contact your Employer or Plan Administrator. You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. You will not be charged a fee by the Fund for redeeming shares.

How Do I Exchange Shares? Subject to your Plan's restrictions, you may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other Marshall Fund available through your Plan. Please be sure to read the prospectus of the Marshall Fund you wish to exchange into before using this exchange privilege. Contact your Employer or Plan Administrator for instructions on how to exchange your shares or to obtain prospectuses of other Marshall Funds available through your Employer or Plan. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. This exchange privilege may be modified or terminated at any time.

Account Statements. You will receive periodic statements reporting all account activity, including dividends and capital gains paid through your Plan Administrator.

Dividends and Capital Gains. The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend. In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares.

Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

Tax Information

Federal Income Tax. Fund distributions of dividends and capital gains are typically taxable to shareholders whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily capital gains. Redemptions are taxable sales. For Fund shares held in a qualified employee benefit plan, such as a 401(k) plan, the taxation of Fund distributions of dividends and capital gains, as well as any gain or loss resulting from purchases and redemptions, generally will be deferred until plan participation ends. Please consult your tax adviser regarding your federal, state, and local tax liability.

[Graphic Representation Omitted - See Appendix]

Marshall Funds, Inc. Information

Management of the Marshall Funds. The Board of Directors governs the Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-adviser) to manage the Fund, subject to oversight by the Adviser.

Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of June 30, 1999, the Adviser had approximately $10.5 billion in assets under management and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

Sub-Adviser's Background. BPI Global Asset Management LLP is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of June 30, 1999, BPI had approximately $1.9 billion of total assets under management. The Sub-adviser's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

Portfolio Manager. The Fund is managed by Dan Jaworski, founder, Managing Director and Chief Investment officer of the Sub-adviser. Prior to founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard Frères & Co. LLC, from June 1993 to December 1994, and from January 1995 to March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets.

The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. Marshall & Ilsley Trust Company (M&I Trust), an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, Marshall Funds Investor Services. The annual custody fees are 0.02% of the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on the Fund's average daily net assets (ADNA). M&I Trust Company is entitled to receive shareholder services fees directly from the Fund in an annual amount up to 0.25% of the Fund's ADNA. As administrator, M&I Trust is entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the aggregate Fund's ADNA as follows:

Maximum Fee	Fund's ADNA

0.15%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets over $750 million

M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system. M&I Trust also, from time to time, receives reimbursement from the Fund's distributor and its affiliates for certain expenses incurred in marketing Fund shares and for other administrative services on behalf of shareholders.

[Graphic Representation Omitted - See Appendix]

Supplemental Performance Information of the Sub-Adviser to the Marshall International Stock Fund

BPI Global Asset Management LLP (BPI) has served as sub-adviser for the Marshall International Stock Fund ("the Fund") since March 29, 1999. Since the Fund's inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI's Managing Director, currently serves as the portfolio manager for the Fund. Supplemental information is presented below to summarize BPI's and Mr. Jaworski's historical performance results for various entities other than the Marshall International Stock Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.

Mr. Jaworski was employed at STI Capital Management and managed the SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Marshall International Stock Fund) for the period from February 1, 1995 to November 30, 1995. The following table summarizes the returns of the SunTrust Commingled Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the Morgan Stanley Capital International Europe, Australia, Far East Index (MSCI-EAFE).

	Gross of Fees	Net of Fees	MSCI-EAFE Performance

1Q1995 (1)	6.70%	6.46%	5.93%

2Q1995	12.18	11.79	0.73

3Q1995	11.94	11.55	4.17

4Q1995 (2)	4.57	4.20	4.05

The commingled fund was not a mutual fund registered under the Investment Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.

(1) Not a full quarter - excludes performance from 1/1/1995 to 1/31/1995.

(2) Not a full quarter - excludes performance from 12/1/1995 to 12/31/1995.

Mr. Jaworski was subsequently promoted to Director of International Portfolio Management & Research and Senior Portfolio Manager for the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Marshall International Stock Fund) from December 1, 1995 to March 31, 1997. The following table summarizes the returns of the STI Classic International Equity Fund for the entire period during which Mr. Jaworski managed the fund, as compared to the MSCI-EAFE Index:

	Gross of Fees	Net of Fees	MSCI-EAFE Performance

12/1/95 - 12/31/95	4.02%	3.50%	4.03%

1Q1996	5.09	4.72	2.89

2Q1996	5.89	5.52	1.58

3Q1996	1.57	1.21	-0.13

4Q1996	9.54	9.16	1.59

Annual 1996	23.82	22.08	6.05

1Q1997	4.43	4.06	-1.57

The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the MSCI-EAFE for the same period. In addition, the fund's average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39% for the MSCI-EAFE for the same period.

[Graphic Representation Omitted - See Appendix]

Mr. Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing Director and Chief Investment Officer. The following table sets forth BPI's composite performance information relating to the performance of institutional private accounts managed by BPI, during the periods indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Marshall International Stock Fund. The performance information is provided to illustrate BPI's historical performance in managing similar accounts as measured against the MSCI-EAFE Index.

	Gross of Fees	Net of Fees	MSCI-EAFE Performance

1Q1997	N/A	N/A	N/A

2Q1997	16.96%	16.73%	12.98%

3Q1997	8.67	8.54	-0.70

4Q1997	-3.36	-3.48	-7.83

Annual 1997(1)	22.83	22.29	3.40

1Q1998	18.20	18.06	14.71

2Q1998	4.14	4.01	1.06

3Q1998	-12.38	-12.56	-14.21

4Q1998	14.84	14.62	20.66

Annual 1998	23.86	23.06	20.00

1Q1999	0.35	0.15	1.39

2Q1999	6.01	5.75	2.54

3Q1999	4.43	4.16	4.39

The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where "international" as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) Masters' Select International Fund, a fund that uses multiple subadvisers, one of which is BPI; and (3) one private account that only holds American Depositary Receipts (ADRs).

(1) Not a full year - excludes performance from 1/1/1997 to 3/31/1997.

BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the Association for Investment Management and Research ("AIMR"). AIMR is a non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as BPI). These AIMR performance presentation standards are intended to (1) promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The "Net of Fees" figures reflect the deduction of advisory and other fees paid by the accounts - "Gross of Fees" does not include these fees, but does include certain trading costs and embedded fees (e.g., "wrap fees") that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to March 31, 1999. Information from that date to May 1, 1999 has not been verified by the Marshall Funds or Federated Securities Corp. and is unaudited.

[Graphic Representation Omitted - See Appendix]

The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the Sun Trust Commingled Fund and BPI institutional accounts included in BPI's composite differ from the Marshall International Stock Fund, in that they are not subject to:

  the same types of expenses as the Marshall International Stock Fund;
  the investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940; and
  the requirements of Subchapter M of the Internal Revenue Code.

As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.

Although the STI Classic International Equity Fund has objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund, it is a separate fund and its performance is not indicative of the potential performance of the Marshall International Stock Fund.

The MSCI-EAFE Index is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand, and Far Eastern stock markets. The MSCI-EAFE is unmanaged. Investments may not be made in an index. The Fund's Statement of Additional Information contains further information on calculation of average annual total returns.

[Graphic Representation Omitted - See Appendix]

Financial Highlights

The Financial Highlights will help you understand the Fund's financial performance since its inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Funds' independent auditors for the fiscal year ended August 31, 1999. Their report dated October 15, 1999 is included in the Annual Report for the Funds, which is incorporated by reference. Each of the previous four years were audited by other auditors. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the Funds.

Further information about the performance of the Funds is contained in the Funds' Annual Report dated August 31, 1999, which may be obtained free of charge.

(For a share outstanding throughout each period)

Period Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income/ Operating (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments, Collateral, Futures Contracts, and Foreign Currency	Total from Investment Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investment Transactions, Futures Contracts, and Foreign Currency Transactions	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Ratios to Average Net Assets				Net Assets, End of Period (000's Omitted)	Portfolio Turnover Rate
										Expenses(4)	Net Investment Income(4)	Expenses (after Waivers)	Net Investment Income (after Waivers)

International Stock Fund
1995(1)	$10.00	0.20	0.01	0.21	(0.05)	--	(0.05)	$10.16	2.11%	1.58%(3)	2.38%(3)	1.54%(3)	2.42%(3)	$94,048	61%
1996	$10.16	0.21	0.96	1.17	(0.22)	(0.03)	(0.25)	$11.08	11.71%	1.35%	2.58%	1.35%	2.58%	$143,783	26%
1997	$11.08	0.18	2.29	2.47	(0.26)	(0.09)	(0.35)	$13.20	22.73%	1.59%	1.80%	1.59%	1.80%	$226,849	26%
1998	$13.20	0.26	(1.42)	(1.16)	(0.21)	(0.29)	(0.50)	$11.54	(9.09%)	1.49%	2.01%	1.49%	2.01%	$225,248	24%
1999	$11.54	0.09	2.45	2.54	(0.25)	--	(0.25)	$13.83	22.20%	1.51%	0.78%	1.50%	0.79%	$270,315	182%

(1) Reflects operations for the period from September 2, 1994 (date of initial public investment) to August31,1995.

(2) Based on net asset value.

(3) Computed on an annualized basis.

(4) During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

A Statement of Additional Information (SAI) dated October 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, call your Employer or Plan Administrator.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Securities Corp.
Distributor

Cusip 572353712
25516 (5/00)
Investment Company Act File No. 811-7047

[Graphic Representation Omitted ]

The Marshall Funds Family

Investment Information and Prospectus

Class Y Shares

October 1999

>  Marshall Equity Income Fund

>  Marshall Large-Cap Growth & Income Fund

>  Marshall Mid-Cap Value Fund

>  Marshall Mid-Cap Growth Fund

>  Marshall Small-Cap Growth Fund

>  Marshall International Stock Fund

>  Marshall Government Income Fund

>  Marshall Intermediate Bond Fund

>  Marshall Intermediate Tax-Free Fund

>  Marshall Short-Term Income Fund

>  Marshall Money Market Fund

[Graphic Representation Omitted ]

The Marshall Funds Story

The Marshall Funds offer a full line of investment choices, from money market funds to bond funds to domestic and international equity funds. Backed by a long history of investment management expertise and managed with uncommon discipline, the Marshall Funds' story is a rich and substantial one. Here's why:

Experience: The Marshall Funds are backed by the solid reputation and recognized experience of M&I Investment Management Corp., the adviser to the Funds.
Managing more than $10.5 billion for corporations, foundations, endowments and individuals--including $4.7 billion of the Marshall Funds--M&I Investment
Management Corp. was one of the first bank-sponsored investment advisory firms in the country, founded over 25 years ago. But M&I's roots go even deeper.
In fact, M&I Bank is the oldest financial institution in Wisconsin, celebrating 150 years in 1997.

Discipline: The Marshall Fund family's hallmark is its highly specialized, style-specific investment approach. By staying "true to the style" of each
Fund's objectives, our experienced managers don't bend or compromise the rules.
That means each Marshall Fund adheres to the philosophy or "mission" of that
Fund. This positions the Marshall Funds as excellent components in an asset allocation plan. In other words, if you buy a small-cap growth fund, it will stay a small-cap growth fund. There will be no surprises.

Capability: More than 50 dedicated, experienced investment professionals back up the Marshall Funds. With an average of more than 15 years of industry experience, our portfolio managers have proven their abilities through good markets and bad. To do their jobs, the entire staff leverages state of the art technology, including the best in Portfolio Management Systems, Performance
Analysis Services, Trading Systems and Electronic Information Services.

Research: We believe in exhaustive and extensive research to inform investment selections in the Marshall Funds. That's why M&I portfolio managers and analysts spend a substantial amount of their time in face-to-face meetings with the top management of firms they are analyzing, traveling to companies across the country to evaluate management, operations, strategies and products first-
hand. Wall Street analysts' coverage is studied on a daily basis as well.

Efficiency: The Marshall Funds are managed to help keep costs as low as possible, and the Funds' expense ratios have dropped below the industry averages for their Fund peer groups as a result of our continued sales efforts and effective expense management.

Not part of the prospectus              Not FDIC Insured              No Bank Guarantee          May Lose Value

[Graphic Representation Omitted]

Class Y Shares

Table of Contents

Risk/Return Summary                                           2
 . Equity Funds
  Marshall Equity Income Fund                                 3
  Marshall Large-Cap Growth &Income Fund                  3
  Marshall Mid-Cap Value Fund                                 4
  Marshall Mid-Cap Growth Fund                                4
  Marshall Small-Cap Growth Fund                              5
  Marshall International Stock Fund                           6
 . Income Funds

  Marshall Government Income Fund                             7
  Marshall Intermediate Bond Fund                             7
  Marshall Intermediate Tax-Free Fund                         8
  Marshall Short-Term Income Fund                             8
 . Money Market Fund

  Marshall Money Market Fund                                  9
Fees and Expenses of the Funds                               10
Main Risks of Investing in the Marshall Funds                11
Securities Descriptions                                      14
How to Buy Shares                                            16
How to Redeem and Exchange Shares                            19
Account and Share Information                                22
Marshall Funds, Inc. Information                             25
Financial Highlights                                         30

Shares of the Marshall Funds, like shares of all mutual funds, are not bank deposits, federally insured, or guaranteed, and may lose value.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus
October 31, 1999

Risk/Return Summary

The Marshall Funds offer investment opportunities to a wide range of investors, from investors with short-term goals who wish to take little investment risk to investors with long-term goals willing to bear the risks of the stock market for potentially greater rewards. The Marshall Funds are managed by the investment professionals at M&I Investment Management Corp. (Adviser).

Risk Return Summary of Mutual Funds

[Graphic Representation Omitted ]

Equity Funds

Marshall Equity Income Fund
Marshall Large-Cap Growth & Income Fund
Marshall Mid-Cap Value Fund
Marshall Mid-Cap Growth Fund
Marshall Small-Cap Growth Fund
Marshall International Stock Fund

Income Funds

Marshall Government Income Fund

Marshall Intermediate Bond Fund
Marshall Intermediate Tax-Free Fund
Marshall Short-Term Income Fund

Money Market Fund
Marshall Money Market Fund

Principal Risks of the Funds

                                     Stock                          Foreign     Debt       Municipal   Asset/Mortgage
                                     Market     Sector    Style   Securities  Securities   Securities       Backed Securities
                                     Risks      Risks     Risks      Risks      Risks        Risks         Risks
Marshall Equity Income Fund            X          X         X

Marshall Large-Cap

Growth & Income Fund               X          X         X
Marshall Mid-Cap Value Fund            X          X         X
Marshall Mid-Cap Growth Fund           X          X         X
Marshall Small-Cap Growth Fund         X          X         X
Marshall International Stock Fund      X          X         X          X
Marshall Government Income Fund        X                               X
Marshall Intermediate Bond Fund                                                 X                          X
Marshall Intermediate Tax-Free                                                  X              X           X
 Fund
Marshall Short-Term Income Fund                                                 X                          X
Marshall Money Market Fund                                                      X                          X

Acomplete description of these risks can be found in the "Main Risks of
 Investing in the Marshall Funds" section.

An investment in any of the Marshall Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Funds

[Graphic Representation Omitted ]

Marshall Equity Income Fund

[Graphic Representation Omitted ]

Goal: To provide capital appreciation and above-average dividend income.

Strategy: Funds assets are invested in a broadly-diversified portfolio of common stocks whose market capitalization typically exceeds eight billion dollars. In order to provide both capital appreciation and income, the Adviser attempts to structure the portfolio to pursue a yield at least 1% more than the income earned on the stocks in the Standard & Poor's 500 Index (S&P 500). The
Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value.

Annual Total Return (calendar years 1994-1998)

[Graphic Representation Omitted - See Appendix 1]

Total Return

Best quarter             (4Q98)            11.67%
Worst quarter            (3Q98)            (7.75%)
Most recent quarter      (3Q99)            (8.61%)

Average Annual Total Return through 12/31/98*

                                                               Since 9/30/93
                         1 Year            5 Year                inception
Fund                     10.48%            17.65%                 16.93%
LEIFI                    11.78%            16.62%                 16.03%
S&P500               28.58%            24.06%                 23.32%

Marshall Large-Cap Growth &Income Fund

[Graphic Representation Omitted]

Goal: To provide capital appreciation and income.

Strategy: Fund assets are invested in a diversified portfolio of common stocks of large-sized companies whose market capitalization typically exceeds $10 billion. The Adviser looks for companies that are leaders in their industry and have records of above-average financial performance and proven superior management. These types of companies typically offer opportunities for growth and also provide dividend income.

Annual Total Return (calendar years 1993-1998)
[Graphic Representation Omitted - See Appendix 2]

Total Return

Best quarter            (4Q98)           22.67%
Worst quarter           (3Q98)          (10.08%)
Most recent quarter     (3Q99)           (6.50%)

Average Annual Total Return through 12/31/98*

                                                              Since 11/20/92
                        1 Year            5 Year                inception
Fund                    26.18%            18.04%                 15.43%
LGIFI                   13.58%            17.83%                 17.33%
S&P500              28.58%            24.06%                 21.65%

*The table shows each Fund's average annual total returns compared to a broad-
based market index over a period of time. In addition, the performance of Equity
Income Fund is compared to the Lipper Equity Income Funds Index (LEIFI), and the
performance of Large-Cap Growth & Income Fund is compared to the Lipper
Growth & Income Funds Index (LGIFI), which are indices of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Equity Income Fund and Large-Cap Growth & Income
Fund offered by this prospectus are not sold subject to a sales charge (load).
The total returns displayed are based on net asset value.

Marshall Mid-Cap Value Fund

[Graphic Representation Omitted]

Goal: To provide capital appreciation.

Strategy: Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index
(S&P 400). As of August 31, 1999, the S&P 400's range was $243 million to $11.5 billion, but frequently changes as the market value of the stocks that comprise the S&P 400 changes or as stocks are added or removed from the
S&P 400. The Adviser selects companies that exhibit traditional value characteristics, such as a price-to-earnings ratio less than the S&P 500, higher-than-average dividend yields or a lower-than-average price-to-book value.
In addition, these companies may have under-appreciated assets, or be involved in company turnarounds or corporate restructurings.

Annual Total Return (calendar years 1994-1998)
[Graphic Representation Omitted - See Appendix 3]
Total Return

Best quarter                   (4Q98)           12.36%
Worst quarter                  (3Q98)          (13.20%)
Most recent quarter            (3Q99)           (8.96%)

Average Annual Total Return through 12/31/98*

                                                                Since 9/30/93
                         1 Year             5 Year                inception
Fund                      5.15%             13.59%                13.37%
LMCVFI                   (1.72%)            12.03%                11.98%
S&P 400              19.09%             18.84%                18.45%

Marshall Mid-Cap Growth Fund

[Graphic Representation Omitted]

Goal: To provide capital appreciation.

Strategy: Fund assets are invested in a diversified portfolio of common stocks of companies similar in size to those within the S&P Mid-Cap 400 Index
(S&P 400). As of August 31, 1999, the S&P 400's range was $243 million to $11.5 billion, but frequently changes as the market value of the stocks that comprise the S&P 400 changes or as stocks are added or removed from the
S&P 400. The Adviser selects stocks of companies with growth characteristics, such as above- average earnings growth potential or where significant changes are taking place, such as new products, services, or methods of distribution, or overall business restructuring.

Annual Total Return (calendar years 1994-1998)

[Graphic Representation Omitted - See Appendix 4]

Total Return

Best quarter                                      (4Q98)   30.61%
Worst quarter                                     (3Q98)  (22.90%)
Most recent quarter                               (3Q99)   (1.12%)

Average Annual Total Return through 12/31/98*

                                                               Since 9/30/93
                         1 Year            5 Year                inception
Fund                     15.72%            16.67%                  16.17%
LMCGFI                   12.79%            14.68%                  14.50%
S&P 400              19.09%            18.84%                  18.45%

*The table shows each Fund's average annual total returns compared to a broad-
based market index over a period of time. In addition, the performance of Mid-
Cap Value Fund is compared to the Lipper Mid-Cap Value Funds Index (LMCVFI) and
Mid-Cap Growth Fund is compared to the Lipper Mid-Cap Growth Funds Index
(LMCGFI), which are indices of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Mid-Cap Value Fund and Mid-Cap Growth Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

Marshall Small-Cap Growth Fund/1/

[Graphic Representation Omitted]

Goal: To provide capital appreciation.

Strategy: Fund assets are invested in a diversified portfolio of common stocks of small-sized companies similar in size to those within the Russell 2000 Index
(Russell 2000). As of August 31, 1999, the Russell 2000's range was $32 million to $3.28 billion, but frequently changes as the market value of the stocks that comprise the Russell 2000 changes or as stocks are added or removed from the
Russell 2000. The Adviser selects stocks of companies with above-average earnings growth potential or where significant changes are taking place, such as new products, services or methods of distribution, as well as overall business restructuring.

Annual Total Return (calendar years 1996-1998)
[Graphic Representation Omitted - See Appendix 5]

Total Return

Best quarter                (4Q98)                 30.28%
Worst quarter               (3Q98)                (27.56%)
Most recent quarter         (3Q99)                  0.47%

Average Annual Total Return through 12/31/98*

                                                           Since 11/1/95
                                   1 Year                    inception
Fund                                3.41%                     29.65%
LSCFI                              (0.85%)                    10.30%
Russell 2000                       (2.78%)                    11.65%

/1/The SMALL-CAP GROWTH FUND is the successor to the portfolio of a collective trust fund managed by the Adviser. At the Fund's commencement of operations, the assets from the collective trust fund were transferred to the Fund in exchange for Fund shares. The Fund's average annual total return since inception
(11/1/95) is 29.65% through 12/31/98. The quoted performance data includes the performance of the collective trust fund for periods before the SMALL-CAP GROWTH
FUND'S registration statement became effective on August 30, 1996, adjusted to reflect the SMALL-CAP GROWTH FUND'S expenses. The collective trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and was not
subject to certain diversification and investment restrictions that are imposed by the 1940 Act and the tax laws applicable to mutual funds. If the collective trust fund had been subject to those requirements and restrictions, the performance may have been adversely affected.

*The table shows the Fund's average annual total returns over a period of time relative to the Russell 2000, a broad-based market index and the Lipper Small
Cap Funds Index (LSCFI), which is an index of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Small-Cap Growth Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

Marshall International Stock Fund

[Graphic Representation Omitted]

Goal: To provide capital appreciation.

Strategy: Fund assets are invested in common stocks of companies located outside the United States. BPI Global Asset Management LLP (BPI) is the sub-adviser of the Fund. BPI uses a "bottom-up" approach to international investing within overall portfolio management guidelines. The stock selection process begins with identifying companies of any size within industry groups that have historically been successful and have a competitive advantage as evidenced by above-average profit margins, high returns on equity, low leverage and adequate cash flow. The selection process seeks to identify quality companies with attractive returns on equity, shareholder-oriented management, and a strong capital structure. Stocks are selected and retained when they are attractively valued within their industry by using traditional valuation measures such as price-to-book and price-to-earnings ratios, resulting in an approach described as "quality companies at a reasonable price." The portfolio management team closely monitors the Fund's industry weightings and country weightings in relation to its performance benchmark.

Annual Total Return (calendar years 1995-1998)
[Graphic Representation Omitted - See Appendix 6]
Total Return

Best quarter                (4Q98)          16.30%
Worst quarter               (3Q98)         (19.06%)
Most recent quarter         (3Q99)           4.09%
-------------------------------------------------

Average Annual Total Return through 12/31/98*

                                                          Since 9/1/94
-------------------------------------------------------------------------------
                                  1 Year                    inception
-------------------------------------------------------------------------------
Fund                               3.26%                      8.65%
-------------------------------------------------------------------------------
LIFI                              12.66%                      8.41%
-------------------------------------------------------------------------------
EAFE Index                        18.23%                      6.09%
-------------------------------------------------------------------------------

*The table shows the Fund's average annual total returns over a period of time.
In addition, the performance of the International Stock Fund is compared to the
Morgan Stanley Capital International Europe, Australia, Far East Index (EAFE
Index), which is an index of international stocks, and the Lipper International
Funds Index (LIFI), which is an index of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the International Stock Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

Income Funds

[Graphic Representation Omitted ]

Marshall Government Income Fund

[Graphic Representation Omitted ]

Goal: To provide current income.

Strategy: Fund assets are invested in securities issued by the U.S. government and its agencies and instrumentalities, particularly mortgage-backed securities.
The Fund will also invest in dollar roll transactions. The Adviser considers macroeconomic conditions and uses credit and market analysis in developing the overall portfolio strategy. Current and historical interest rate relationships are used to evaluate market sectors and individual securities. The Fund generally maintains an average dollar-weighted maturity of four to 12 years.

Annual Total Return (calendar years 1993-1998)
[Graphic Representation Omitted - See Appendix 7]
Total Return

Best quarter                (2Q95)              4.92%
Worst quarter               (1Q94)             (2.13%)
Most recent quarter         (3Q99)              0.27%

Average Annual Total Return through 12/31/98*

                                                              Since 12/13/92
                         1 Year            5 Year                inception
Fund                     6.51%             6.24%                   6.24%
LMI                      6.95%             7.23%                   7.29%
LUSMI                    6.13%             5.70%                   6.17%

Marshall Intermediate Bond Fund

[Graphic Representation Omitted]

Goal: To maximize total return consistent with current income.

Strategy: Fund assets are invested in intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and U.S.
government securities. The Adviser's strategy to achieve total return is to adjust the Fund's weightings in these sectors as it deems appropriate. The
Adviser uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-weighted maturity of three to
10 years.

Annual Total Return (calendar years 1993-1998)
[Graphic Representation Omitted - See Appendix 8]

Total Return

Best quarter                (2Q95)             4.68%
Worst quarter               (1Q96)            (2.03%)
Most recent quarter         (3Q99)             0.72%

Average Annual Total Return through 12/31/98**

                                                              Since 11/23/92
                         1 Year            5 Year                inception
Fund                     6.33%             5.49%                   5.78%
LGCI                     8.44%             6.66%                   7.10%
LSIBF                    6.99%             5.96%                   6.23%

*The table shows the Fund's average annual total returns over a period of years relative to the Lehman Brothers Mortgage-Backed Securities Index (LMI), a broad-
based market index and the Lipper U.S. Mortgage Funds Index (LUSMI), an index of funds with similar investment objectives.

**The table shows the Fund's average annual total returns over a period of time relative to the Lehman Brothers Government/Corporate Intermediate Index (LGCI),
a broad-based market index, and the Lipper Short/Intermediate Investment Grade
Bond Funds Index (LSIBF), an average of funds with similar investment objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Government Income Fund and Intermediate Bond Fund
offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

Marshall Intermediate Tax-Free Fund

[Graphic Representation Omitted]

Goal: To provide a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

Strategy: Fund assets are invested in investment-grade municipal securities, which includes debt obligations of states, territories and possessions of the
U.S. and political subdivisions and financing authorities of these entities that provide income exempt from federal income tax (including the federal alternative minimum tax). The Adviser selects Fund investments after assessing factors such as the cyclical trend in interest rates, the shape of the municipal yield curve, tax rates, sector valuation and municipal bond supply factors. The Fund will maintain an average dollar-weighted portfolio maturity of three to 10 years.

Annual Total Return (calendar years 1995-1998)
[Graphic Representation Omitted - See Appendix 9]
Total Return

Best quarter                (1Q95)              4.31%
Worst quarter               (1Q96)             (0.63%)
Most recent quarter         (3Q99)              0.06%

Average Annual Total Return through 12/31/98*

                                             Since 2/2/94
                         1 Year                inception
Fund                     5.65%                  5.04%
LB7GOBI                  6.36%                  5.69%
LIMI                     5.59%                  5.00%

Marshall Short-Term Income Fund

[Graphic Representation Omitted]

Goal: To maximize total return consistent with current income.

Strategy: Fund assets are invested in short- to intermediate-term investment grade bonds and notes, including corporate, asset-backed, mortgage-backed and
U.S. government securities. The Adviser changes the Fund's weightings in these sectors as it deems appropriate and uses macroeconomic, credit and market analysis to select portfolio securities. The Fund maintains an average dollar-
weighted maturity of six months to three years.

Annual Total Return (calendar years 1993-1998)
[Graphic Representation Omitted - See Appendix 10]
Total Return

Best quarter                (2Q95)                                 2.48%
Worst quarter               (1Q94)                                 0.17%
Most recent quarter         (3Q99)                                 1.10%

Average Annual Total Return through 12/31/98**

                                                               Since 11/1/92
                            1 Year          5 Year               inception
Fund                        4.91%            5.39%                 5.05%
LSTIBI                      5.73%            5.43%                 5.43%
ML13                        7.01%            6.04%                 5.93%
DMFA                        5.04%            4.86%                 4.45%

*The table shows the Fund's average annual total returns over a period of time relative to the Lehman Brothers 7-Year General Obligations Bond Index (LB7GOBI),
a broad-based market index and the Lipper Intermediate Municipal Funds Index
(LIMI), an average of funds with similar investment objectives.

**The table shows the Fund's average annual total returns over a period of time relative to the Lipper Short-Term Investment Grade Bond Index (LSTIBI), an
average of funds with similar investment objectives, the Merrill Lynch 1-3 Year
U.S. Government/Corporate Index (ML13), a broad-based market index, and
IBC/Donoghue's Taxable Money Fund Average (DMFA), an average of money funds. The investment adviser has elected to change the benchmark of the Fund from the DMFA to the ML13. The ML13 is more representative of the securities typically held by the Fund.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Intermediate Tax-Free Fund and Short-Term Income Fund
offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

[Graphic Representation Omitted ]

Money Market Fund

Marshall Money Market Fund

[Graphic Representation Omitted]

Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income which minimizes volatility, the Adviser uses a "bottom-up" approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Annual Total Return (calendar years 1993-1998)
[Graphic Representation Omitted - See Appendix 11]
Total Return

Best quarter                (2Q95)          1.45%
Worst quarter               (2Q93)          0.72%
Most recent quarter         (3Q99)          1.23%

                                            7-Day Net Yield

7-Day Net Yield (as of 12/31/98)*                5.03%

Average Annual Total Return through 12/31/98**

                                                              Since 11/23/92
                               1 Year        5 Year              inception
Fund                           5.42%          5.19%                4.80%
DMFA                           5.04%          4.86%                4.48%

*Investors may call the Fund to learn the current 7-Day Net Yield at 1-800-236-
FUND (3863). **The table shows the Fund's average annual total returns over a period of time relative to the IBC/Donoghue's Money Fund Average (DMFA), an average of money funds.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Money Market Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on net asset value.

[Graphic Representation Omitted]

Fees and Expenses of the Funds

This table describes the fees and expenses that you may pay if you buy and hold
Class Y Shares.

                                                 Equity      Large-Cap           Mid-Cap    Mid-Cap   Small-Cap
                                                 Income   Growth &Income     Value      Growth    Growth
                                                  Fund         Fund              Fund       Fund      Fund
Shareholder Fees (fees paid directly from your
 investment)                                       None         None             None       None      None

Annual Fund Operating Expenses (expenses
 deducted and expressed as a percentage of the
 Fund's net assets)
Management Fee                                     0.75%            0.75%       0.75%       0.75%       1.00%
Shareholder Servicing Fee                          0.25%            0.25%       0.25%       0.25%       0.25%
Other Expense                                      0.17%            0.20%       0.25%       0.21%       0.34%
Total Annual Fund Operating Expenses(1)            1.17%            1.20%       1.25%       1.21%       1.59%

                                                   International      Government          Intermediate      Intermediate
                                                       Stock           Income                Bond            Tax-Free
                                                       Fund            Fund                  Fund              Fund
Shareholder Fees (fees paid directly from
your investment)                                       None            None                  None              None
Annual Fund Operating Expenses
  (expenses deducted and expressed as a
      percentage of the Fund's net assets)
Management Fee                                       1.00%(2)         0.75%(2)              0.60%(2)          0.60%(2)
Shareholder Servicing Fee                            0.25%            0.25%(3)              0.25%(3)          0.25%(3)
Other Expense                                        0.26%            0.19%                 0.14%             0.24%
Total Annual Fund Operating Expenses(1)              1.51%            1.19%                 0.99%             1.09%

                                                     Short-Term      Money
                                                       Income        Market
                                                        Fund          Fund
Shareholder Fees (fees paid directly from your
 investment)
                                                        None            None
Annual Fund Operating Expenses (expenses
 deducted and expressed as a percentage of the
 Fund's net assets)
Management Fee                                           0.60%(2)    0.50%(2)
Shareholder Servicing Fee                                0.25%(3)    0.02%
Other Expense                                            0.22%       0.14%
Total Annual Fund Operating Expenses(1)                  1.07%       0.66%

(1) Although not contractually obligated to do so, the adviser and other service providers waived certain amounts. The net expenses the Funds actually paid for the fiscal period ended August 31, 1999 are shown below.

Total Annual Fund Operating Expenses

(after waivers)                                  1.17%  1.20%  1.25%  1.21%  1.59%

Total Annual Fund Operating Expenses
(after waivers)                                  1.50%  0.86%  0.71%  0.61%  0.51%   0.41%

(2) The adviser voluntarily waived a portion of the management fee. The adviser may terminate this voluntary waiver at any time. The management fees paid by the
International Stock Fund, Government Income Fund, Intermediate Bond Fund,
Intermediate Tax-Free Fund, Short-Term Income Fund and Money Market Fund (after the voluntary waivers) were 0.99%, 0.65%, 0.55%, 0.35%, 0.27% and 0.25% for the fiscal year ended August 31, 1999.

(3) The Shareholder Servicing Fee for Government Income Fund, Intermediate Bond
Fund, Intermediate Tax-Free Fund and Short-Term Income Fund has been voluntarily reduced. The shareholder servicing agent may terminate this voluntary reduction at any time. The Shareholder Servicing Fee (after the voluntary reduction) was
0.02% for Government Income Fund, Intermediate Bond Fund, Intermediate Tax-Free
Fund and Short-Term Income Fund for the fiscal year ended August 31, 1999.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Funds will bear either directly or indirectly. Marshall & Ilsley Trust Company and its affiliates receive advisory, custodial, shareholder services and administrative fees for the services they provide to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information."
Wire-transferred redemptions may be subject to an additional fee.

Example

This example is intended to help you compare the cost of investing in the
Marshall Funds with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   Equity          Large-Cap           Mid-Cap       Mid-Cap       Small-Cap
                   Income        Growth&Income      Value        Growth        Growth
                    Fund              Fund              Fund         Fund          Fund
1 Year               $  119            $  122           $  127        $  123      $  162
3 Years              $  372            $  381           $  397        $  384      $  502
5 Years              $  644            $  660           $  686        $  665      $  866
10 Years             $1,420            $1,455           $1,511        $1,466      $1,889

               International  Government     Intermediate  Intermediate  Short-Term  Money
                   Stock        Income           Bond        Tax-Free      Income    Market
                   Fund          Fund            Fund          Fund         Fund      Fund
1 Year                $  154      $  121        $101        $  111      $  109        $ 67
3 Years               $  477      $  378        $315        $  347      $  340        $211
5 Years               $  824      $  654        $547        $  601      $  590        $368
10 Years              $1,802      $1,443        $1,213      $1,329      $  1,306      $822

The above example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

Main Risks of Investing in the Marshall Funds

[Graphic Representation Omitted]

Stock Market Risks. The EQUITY FUNDS are subject to fluctuations in the stock markets, which have periods of increasing and decreasing values. Stocks are more volatile than debt securities. Greater volatility increases risk, but offers the potential for greater reward.

[Graphic Representation Omitted]

What About Portfolio Turnover?

Although the Funds do not intend to invest for the purpose of seeking short-term profits, securities will be sold without regard to the length of time they have been held when the Funds' Adviser or Sub-adviser believes it is appropriate to do so in light of a Fund's investment goal. A higher portfolio turnover rate increases transaction expenses that must be borne directly by a Fund (and thus, indirectly by its shareholders), and affect Fund performance. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to shareholders, are taxable to them.

[Graphic Representation Omitted]

Stock market risk is also related to the size of the company issuing stock.
Companies may be categorized as having a small, medium or large capitalization
(market value). The potential risks are higher with small- and medium-
capitalization companies and lower with large-capitalization companies.
Therefore, you should expect that investments in the SMALL-CAP GROWTH FUND, the
MID-CAP GROWTH FUND and the MID-CAP VALUE FUND will be more volatile than broad stock market indices such as the S&P 500 or funds that invest in large-
capitalization companies, such as the LARGE-CAP GROWTH & INCOME FUND and the
EQUITY INCOME FUND.

Style Risks. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Foreign Securities Risks. Foreign securities pose additional risks over U.S.-
based securities for a number of reasons. Because the INTERNATIONAL STOCK FUND invests primarily in foreign securities, you should expect that these factors may adversely affect the value of an investment in the Fund. Foreign economic, governmental and political systems may be less favorable than those of the
United States. Foreign governments may exercise greater control over their economies, industries and citizens' rights. Specific risk factors related to foreign securities include: inflation, taxation policies, currency exchange rates and regulations and accounting standards. The INTERNATIONAL STOCK FUND may incur higher costs and expenses when making foreign investments, which will affect the Fund's total return.

Foreign securities may be denominated in foreign currencies. Therefore, the value of a Fund's assets and income in U.S. dollars may be affected by changes in exchange rates and regulations, since exchange rates for foreign currencies change daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Although the INTERNATIONAL STOCK FUND values its assets daily in U.S. dollars, it will not convert its holdings of foreign currencies to U.S. dollars daily. Therefore, the Fund may be exposed to currency risks over an extended period of time.

Sector Risks. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Euro Risks. The INTERNATIONAL STOCK FUND makes significant investments in securities denominated in the Euro, the new single currency of the European
Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S.
dollar will have a significant impact on the value of the INTERNATIONAL STOCK
FUND'S investments.

[Graphic Representation Omitted - ]

What About Bond Ratings?

When the Funds invest in bonds and other debt securities and/or convertible securities, some will be rated in the lowest investment grade category (e.g.,
BBB or Baa). Bonds rated BBB by Standard and Poor's or Baa by Moody's Investors
Services, Inc. have speculative characteristics. Unrated bonds will be determined by the Adviser to be of like quality and may have greater risk (but a potentially higher yield) than comparable rated bonds. If a bond is downgraded, the Adviser will re-evaluate the bond and determine whether or not the bond is an acceptable investment.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries'
ability to respond to economic downturns or political upheavals.

Debt Securities Risks. Risks of debt securities will affect the INCOME FUNDS.

[Graphic Representation Omitted - ]

      Prices of fixed-rate debt securities generally move in the opposite direction of interest rates. The interest payments on fixed-rate debt securities do not change when interest rates change. Therefore, since the price of these securities can be expected to decrease when interest rates increase, you can expect that the value of investments in a Fund may go down. Although the Adviser attempts to anticipate interest rate movements, there is no guarantee that it will be able to do so.

      In addition, longer-term debt securities will experience greater price volatility than debt securities with shorter maturities. You can expect the net asset values of a Fund to fluctuate accordingly.

      The credit quality of a debt security is based upon the issuer's ability to repay the security. If payments on a debt security are not paid when due, that may cause the net asset value of a Fund holding the security to go down.

      Debt securities may also be subject to call risk. If interest rates decline, an issuer may repay (or "call") a debt security held by a Fund prior to its maturity. If this occurs, the Adviser may have to reinvest the proceeds in debt securities paying lower interest rates. If this happens, a Fund may have a lower yield.

Municipal Securities Risks. An investment in the INTERMEDIATE TAX-FREE FUND will be affected by municipal securities risks. Local political and economic factors may adversely affect the value and liquidity of municipal securities held by a Fund. The value of municipal securities also may be affected more by supply and demand factors or the creditworthiness of the issuer than by market interest rates. Repayment of municipal securities depends on the ability of the issuer or project backing such securities to generate taxes or revenues. There is a risk that the interest on an otherwise tax-exempt municipal security may be subject to federal income tax.

Asset-Backed/Mortgage-Backed Securities Risks. Asset-backed and mortgage-backed securities are subject to risks of prepayment. This is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales. A Fund's yield will be reduced if cash from prepaid securities are reinvested in securities with lower interest rates. The risk of prepayment may also decrease the value of mortgage-backed securities.

      Asset-backed securities may have a higher level of default and recovery risk than mortgage-backed securities. However, both of these types of securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

[Graphic Representation Omitted - ]

Securities Descriptions

[Graphic Representation Omitted - ]

Equity Securities. Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The EQUITYFUNDS cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business.

Common Stocks. Common stocks are the most prevalent type of equity security.
     Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

[Graphic Representation Omitted - ]

FixedIncome Securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the
     Funds invest.

Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority
     (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Commercial Paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities. Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Funds may invest in taxable municipal securities.

Mortgage Backed Securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms.

     Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass- through certificates receive a pro rata share of all payments and pre- payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Dollar Rolls. Dollar rolls are transactions where a fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are "to be announced" mortgage backed securities or
     "TBAs." Dollar rolls are subject to interest rate risks and credit risks.
     These transactions may create leverage risks.

AssetBacked Securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years.
     However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like
     CMOs, asset backed securities may be structured like Floaters, Inverse
     Floaters, IOs and POs.

Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in
     U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Insurance Contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities.

Securities Lending. The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

     The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower.
     A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote.
     The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.

Temporary Defensive Investments. To minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions, each of the Marshall Funds (except MONEY MARKET FUND) may temporarily depart from its principal investment strategy by investing up to 100% of
     Fund assets in cash or short-term, high quality money market instruments
     (for example, commercial paper, repurchase agreements, etc.). This may cause a Fund to temporarily forego greater investment returns for the safety of principal.

[Graphic Representation Omitted - ]

How to Buy Shares

What Do Shares Cost? You can buy shares of a Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When a Fund receives your transaction request in proper form, it is processed at the next determined NAV. Each NAV is calculated for each of the Funds (other than MONEY MARKET FUND) at the end of regular trading (normally 3:00 p.m. Central Time) each day the NYSE is open. The
     NAV for the MONEY MARKET FUND is determined twice daily at 12:00 Noon
     (Central Time) and 3:00 p.m. (Central Time). In calculating NAV, a Fund's portfolio is valued using market prices.

     Securities held by the INTERNATIONAL STOCK FUND may trade on foreign exchanges on days (such as weekends) when the INTERNATIONAL STOCK FUND does not calculate NAV. As a result, the NAV of the INTERNATIONAL STOCK FUND's shares may change on days when you cannot purchase or sell the Fund's shares.

     To open an account with the Marshall Funds, your first investment must be at least $1,000. However, you can add to your existing Marshall Funds account directly or through the Funds' Systematic Investment Program for as little as $50. In special circumstances, these minimums may be waived or lowered at the Funds' discretion. Keep in mind that Authorized Dealers may charge you fees for their services in connection with your share transactions.

How  Do I Purchase Shares? You may purchase shares directly from the Funds by completing and mailing the Account Application and sending your payment to the Fund by check or wire.

               Once you have opened an account with an Authorized Dealer, you may purchase additional Fund shares by contacting Marshall Funds Investor
     Services (MFIS) at 1-800-236-FUND (3863).

               Trust customers of an M&I Trust Company may purchase shares by contacting their trust account officer.

               You may purchase shares through a broker-dealer, investment professional, or financial institution (Authorized Dealers). Some
     Authorized Dealers may charge a transaction fee for this service. If you purchase shares of a Fund through a program of services offered or administered by an Authorized Dealer or other service provider, you should read the program materials, including information relating to fees, in conjunction with the Funds' prospectus. Certain features of a Fund may not be available or may be modified in connection with the program of services provided.

               Your purchase order must be received by the Funds by 12:00 Noon
     (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for
     all other Funds to get that day's NAV. Each Fund reserves the right to reject any purchase request. It is the responsibility of MFIS, any
     Authorized Dealer or other service provider that has entered into an agreement with the Funds, its distributor, or administrative or shareholder services agent, to promptly submit purchase orders to the Funds. Orders placed through one of these entities are considered received when the Funds are notified of the purchase or redemption order. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

               In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a Social Security or tax identification number.

[Graphic Representation Omitted - ]

Will the Small-Cap Growth Fund Always be Open to New Investors? It is
     anticipated that the SMALL-CAP GROWTH FUND will be closed to new investors once its assets reach $500 million, subject to certain exceptions. However, if you own shares of the Fund prior to the closing date, you will still be able to reinvest dividends and add to your investment in the Fund.

[Graphic Representation Omitted - ]

               Fund Purchase Easy Reference Table

[Graphic Representation Omitted - ]

 Minimum Investments

       $1,000  .  To open an Account

       $50  .  To add to an Account (including through a Systematic Investment
Program)

[Graphic Representation Omitted - ]

 Phone  1-800-236-FUND (3863)

     .  Contact Marshall Funds Investor Services (MFIS).

     . Complete an application for a new account.

     . If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Fund having an identical shareholder registration.

[Graphic Representation Omitted - ]

 Mail

     .  To open an account, send your completed account application and check payable to

      "Marshall Funds" to the following address:

               Marshall Funds Investor Services
               P.O. Box 1348
               Milwaukee, WI 53201-1348

     . To add to your existing Fund Account, send in your check, payable to
"Marshall Funds", to the same address. Indicate your Fund account number on the check.

[Graphic Representation Omitted - ]

 In Person

     . Bring in your completed account application (for new accounts) (M-F 8-5
Central Time) and a check payable to "Marshall Funds" to:

               Marshall Funds Investor Services
               1000 N. Water Street, 13th Floor
               Milwaukee, WI 53202

[Graphic Representation Omitted - ]

 Wire

     . Notify MFIS at 1-800-236-FUND (3863) by 12:00 Noon (Central Time) for the
MONEY MARKET FUND and 3:00 p.m. (Central Time) for the other Funds. If your purchase order for the MONEY MARKET FUND is received by 12:00 Noon (Central
Time) and your wire is received by M&I Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.

     . Then wire the money to:

               M&I Marshall & Ilsley Bank
               ABA Number 075000051

      Credit to: Marshall Funds, Deposit Account, Account Number 27480;

      Further credit to: Class Y Shares [Identify name of Fund] Re: [Shareholder name and account number]

     .  If a new Account, fax application to: Marshall Funds Investor Services at 1-414-287-8511.

     . Mail a completed account application to the Fund at the address above under "Mail."

     .  Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when

      the Funds and the Federal Reserve wire system are open for business.

[Graphic Representation Omitted - ]

 Systematic Investment Program

     . You can have money automatically withdrawn from your checking account
($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MFIS receives the order.

     . The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.

     . Call MFIS at 1-800-236-FUND (3863) to apply for this program.

[Graphic Representation Omitted - ]

Marshall Funds OnLine/SM/

 . You may purchase Fund shares via the Internet through Marshall Funds
OnLine/SM/ at www.marshallfunds.com. See "Fund Transactions Through Marshall
Funds OnLine/SM/" in the Account and Share Information section.

[Graphic Representation Omitted - ]

 Additional Information About Checks and Automated Clearing House (ACH)
 Transactions Used to Purchase Shares

    . If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.

    . If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

    . All checks should be made payable to the "Marshall Funds".

   How to Redeem and Exchange Shares

[Graphic Representation Omitted - ]

How  Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the "Fund Redemption Easy Reference Table." You should note that redemptions will be made only on days when a Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV.

               Trust customers of M&I Trust Companies should contact their account officer to make redemption requests.

               Telephone or written requests for redemptions must be received in proper form as described below and can be made through MFIS or any
     Authorized Dealer. It is the responsibility of MFIS, and Authorized Dealer or service provider to promptly submit redemption requests to a Fund.

               Redemption requests for the Funds must be received by 12:00 Noon
     (Central Time) for the MONEY MARKET FUND or 3:00 p.m. (Central Time) for
     all other Funds in order for shares to be redeemed at that day's NAV.
     Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.

Will I Be Charged a Fee for Redemptions? You will not be charged a fee by a Fund for redeeming shares. However, you may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MFIS or the M&I Trust Companies), or if you are redeeming by wire.
     Consult your Authorized Dealer or service provider for more information, including applicable fees.

Fund Redemption Easy Reference Table

[Graphic Representation Omitted - ]

 Phone  1-800-236-FUND (3863) (Except Retirement Accounts, which must be done in writing)

     . If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker-dealer, you must contact your account representative.

[Graphic Representation Omitted - ]

 Mail

     . Send in your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

               Marshall Funds Investor Services
               P.O. Box 1348
               Milwaukee, WI 53201-1348

     . If you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail.
Additional documentation may be required from corporations, executors, administrators, trustees or guardians.

     . For additional assistance, call 1-800-236-FUND (3863).

[Graphic Representation Omitted - ]

 In Person

    . Bring in the written redemption request with the information described in
"Mail" above to Marshall Funds Investor Services, 1000 N. Water Street, 13th
Floor, Milwaukee, WI, 53202 (M-F 8-5 Central Time). The proceeds from the redemptions will be sent to you in the form of a check or by wire.

[Graphic Representation Omitted - ]

 Wire/Electronic Transfer

     . Upon written request, redemption proceeds can be directly deposited by
Electronic Funds Transfer or wired directly to a domestic commercial bank previously designated by you in your account application or by subsequent form.

     . Wires of redemption proceeds will only be made on days on which the Funds and the Federal Reserve wire system are open for business.

     . Wire-transferred redemptions may be subject to an additional fee.

     . Redemption requests for the MONEY MARKET FUND must be received by 12:00
Noon (Central Time) if you want the proceeds to be wired the same day.

[Graphic Representation Omitted - ]

 Systematic Withdrawal Program

     . If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

    . Contact MFIS to apply for this program.

[Graphic Representation Omitted - ]

 Checkwriting (Money Market Fund Only)

     . You can redeem shares of the MONEY MARKET FUND by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form. The Fund will then provide you with the checks.

    . Your check is treated as a redemption order for Fund shares equal to the amount of the check.

    . A check for an amount in excess of your available Fund account balance will be returned marked "insufficient funds."

    . Checks cannot be used to close your Fund account balance.

    . Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.

[Graphic Representation Omitted - ]

Marshall Funds OnLine/SM/

 . You may redeem Fund shares via the Internet through Marshall Funds OnLine/SM/
at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds
OnLine/SM/" in the Account and Share Information section.

Additional Conditions for Redemptions

[Graphic Representation Omitted - ]

Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:

       .  when you want a redemption to be sent to an address other than the one you have on record with a Fund;

      .  when you want the redemption payable to someone other than the shareholder of record; or

       . when your redemption is to be sent to an address of record that was changed within the last 30 days.

       Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds. Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form.
     However, payment may be delayed up to seven days:

      .  to allow your purchase payment to clear;

      .  during periods of market volatility; or

       . when a shareholder's trade activity or amount adversely impacts a
     Fund's ability to manage its assets.

       You will not accrue interest or dividends on uncashed checks from a Fund.
     If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.

Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Exchange Privilege. You may exchange Class Y Shares of a Fund for Class Y Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as a redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.

Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through MFIS, you may telephone instructions to MFIS to exchange between
     Fund accounts that have identical shareholder registrations. Customers of broker-dealers, financial institutions or service providers should contact their account representative. Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for shares to be exchanged the same day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.

       The Funds and their service providers will record your telephone instructions. The Funds will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.

Frequent Traders. The Funds' management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and its other shareholders.
     If this occurs, the Fund may terminate a shareholder's purchase and/or exchange privileges.

[Graphic Representation Omitted - ]

      Account and Share Information

Fund Transactions Through Marshall Funds OnLine/SM/. If you have previously established an account with the Funds, and have signed an OnLine/SM/
     Agreement, you may purchase, redeem or exchange shares through the Marshall
     Funds Internet Site on the World Wide Web (http://www.marshallfunds.com)
     (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Fund account under the methods described in the How to Buy Shares section.

[Graphic Representation Omitted - ]

       Trust customers of M&I Trust Companies should contact their account officer for information on the availability of transactions over the
     Internet.

       You should contact MFIS at 1-800-236-FUND (3863) to get started. MFIS will provide instructions on how to create and activate your Personal
     Identification Number (PIN). If you forget or lose your PIN number, contact
     MFIS.

Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the
     Web Site are subject to the following daily minimum and maximum transaction amounts:

                                 Minimum Maximum

Purchases                       $50                 $100,000
Redemptions                  By ACH: $50         By ACH: $50,000
                           By wire: $1,000      By wire: $50,000
Exchanges                       $50                 $100,000

       Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of
     Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.

       Your transactions through the Web Site are effective at the time they are received by a Fund, and are subject to all of the conditions and procedures described in this prospectus.

       You may not change your address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.

Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties
     (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).

       While the Funds and their service providers have established certain security procedures, the Funds, their distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure.
     There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party--should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The
     Marshall Funds, its transfer agent, distributor and MFIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.

Confirmations and Account Statements. You will receive confirmation of purchases, redemptions and exchanges (except for systematic program transactions). In addition, you will receive periodic statements reporting all account activity, including systematic program transactions, dividends and capital gains paid.

       You may request photocopies of historical confirmations from prior years.
     The Funds may charge a fee for this service.

Dividends and Capital Gains. Dividends of the INCOME FUNDS and MONEY MARKET FUND
     are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your shares, through the day your shares are redeemed.

       Dividends of the EQUITY FUNDS are declared and paid quarterly, except for the INTERNATIONAL STOCK FUND, which declares and pays dividends annually.
     Dividends are paid to all shareholders invested in the EQUITY FUNDS on the record date.

[Graphic Representation Omitted - ]

What is a Dividend and Capital Gain?

A dividend is the money paid to shareholders that a mutual fund has earned from the income on its investments. A capital gain distribution is the money paid to shareholders from a Fund's profit derived from the sale of an investment, such as a stock or bond.

       In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional shares, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Fund shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months, the check amount will be reinvested in shares and you will not accrue any interest or dividends on this amount prior to the reinvestment.

       If you purchase shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in shares. Therefore, you should consider the tax implications of purchasing shares shortly before a Fund declares a dividend or capital gain.

Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of
     $1,000.

       Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Multiple Classes. The Marshall Funds have adopted a plan that permits each Fund to offer more than one class of shares. Currently, the Funds offer two classes of shares. All shares of each Fund or class have equal voting rights and will generally vote in the aggregate and not by Fund or class.
     There may be circumstances, however, when shareholders of a particular Fund or class are entitled to vote on matters affecting that Fund or class.
     Share classes may have different sales charges and other expenses, which will affect their performance.

Year 2000 Readiness

     The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after
     December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Funds, that rely on computers.

     While it is impossible to determine in advance all of the risks to the
     Funds, the Funds could experience interruptions in basic financial and operational functions. The Funds' shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

     The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

     Year 2000 problems could also increase the risks of the Funds' investments.
     To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the
     Year 2000 readiness of those entities.

     The financial impact of these issues for the Funds is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Funds.

Tax Information

Federal Income Tax. The Funds send you a statement of your account activity to assist you in completing your federal, state and local tax returns. For taxable investors, Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions for the EQUITY INCOME FUND, MID-CAP VALUE FUND and LARGE-CAP
     GROWTH & INCOME FUND are expected to be both dividends and capital gains. Fund distributions for the other EQUITY FUNDS are expected to be primarily capital gains, and fund distributions of the INCOME FUNDS and
     MONEY MARKET FUND are expected to be primarily dividends.

     It is anticipated that INTERMEDIATE TAX-FREE FUND'S distributions will be primarily dividends that are exempt from federal income tax, although a portion of that Fund's dividends may not be exempt. Even if dividends are exempt from federal income tax, they may be subject to state and local taxes. You may have to include certain dividends as taxable income if the federal alternative minimum tax applies to you.

     Please consult your tax adviser regarding your federal, state and local tax liability. Redemptions and exchanges of Fund shares are taxable sales.

      Marshall Funds, Inc. Information

[Graphic Representation Omitted - ]

Management of the Marshall Funds. The Board of Directors governs the Funds. The
    Board selects and oversees the Adviser, M&I Investment Management Corp.
    The Adviser manages each Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street,
    Milwaukee, Wisconsin, 53202. The Adviser has entered into a subadvisory contract with BPI Global Asset Management LLP (BPI or Sub-Adviser), to
    manage the INTERNATIONAL STOCK FUND, subject to oversight by the Adviser.

Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley
    Corp., a registered bank holding company headquartered in Milwaukee,
    Wisconsin. As of August 31, 1999, the Adviser had approximately $10.3 billion in assets under management, of which $4.7 billion is in Marshall
    Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the
    Newton Funds (predecessors to some of the Funds) since 1985.

Sub-Adviser's Background. BPI Global Asset Management LLP is a registered investment adviser and provides management for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of
    August 31, 1999, BPI had approximately $2.3 billion in assets under management. The Sub-Adviser's address is Tower Place at the Summit, 1900
    Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

Portfolio Managers. The EQUITY INCOME FUND is managed by Bruce P. Hutson, who has been a vice president of the Adviser since 1973 and a member of the equity policy group since January 1990. Mr. Hutson holds a B.B.A. degree from the University of Wisconsin-Whitewater.

      The LARGE-CAP GROWTH & INCOME FUND is managed by William J. O'Connor.
    Mr. O'Connor has been a vice president of the Adviser since February 1995 when he rejoined the firm after serving as vice president and director of equity research for Arnold Investment Counsel. Prior to joining Arnold, he had been a vice president, portfolio manager, and research analyst with the
    Adviser from 1979 to 1991. Mr. O'Connor is a Chartered Financial Analyst and
    holds a bachelor's degree in Commerce from Santa Clara University and an
    M.B.A. in Finance from the University of Wisconsin-Madison.

[Graphic Representation Omitted - ]

      The MID-CAP VALUE FUND is co-managed by Matthew B. Fahey and John C.
    Potter. Mr. Fahey has been a vice president of the Adviser since 1988. He earned a B.A. degree in Business Administration from the University of
    Wisconsin-Milwaukee and holds an M.B.A. degree from Marquette University.
    Mr. Potter has been a vice president of the Adviser since 1997. From April
    1994 to June 1997, Mr. Potter was a senior securities analyst for the EQUITY
    INCOME FUND. Previously, from November 1991 to April 1994, he was a senior auditor for Marshall & Ilsley Corporation. Mr. Potter is a Chartered
    Financial Analyst and holds a B.B.A. degree in Finance from the University of Wisconsin-Madison.

      The MID-CAP GROWTH FUND and the SMALL-CAP GROWTH FUND are managed by Steve
    D. Hayward. Prior to joining the Adviser as a vice president in December
    1993, Mr. Hayward served as senior portfolio manager of AMOCO Corporation and managed two aggressive growth-oriented mutual funds for American Asset
    Capital Management. Mr. Hayward, who is a Chartered Financial Analyst,
    received a B.A. in Economics from North Park College, and an M.B.A. in
    Finance from Loyola University.

      The INTERNATIONAL STOCK FUND is managed by Daniel R. Jaworski, founder,
    Managing Director and Chief Investment Officer of the Sub-Adviser. Prior to
    founding BPI in March 1997, Mr. Jaworski was a portfolio manager at Lazard
    Freres & Co. LLC, from June 1993 to December 1994, and from January 1995 to
    March 1997 was a portfolio manager at STI Capital Management. Mr. Jaworski received a B.A. in Economics and Computer Science from Concordia College and received his M.B.A. in Finance from the University of Minnesota.

[Graphic Representation Omitted - ]

The GOVERNMENT INCOME FUND is managed by Joseph M. Cullen. Mr. Cullen joined the
    Adviser in January 1999 and has managed the Fund since that time. He was formerly a portfolio manager at Lincoln Investment Management, Inc. from
    1997 to 1998, and was a portfolio analyst from 1991 to 1994. From 1994 to
    1997 he was a fixed income portfolio manager at The Boston Company Asset
    Management, Inc. Mr. Cullen, who is a Chartered Financial Analyst, received a B.A. in Economics with a Minor in Mathematics from Ripon College, and an
    M.B.A. in Finance from Carnegie Mellon University.

      The INTERMEDIATE BOND FUND and SHORT-TERM INCOME FUND are managed by Mark
    Pittman. Mr. Pittman is a vice president of the Adviser, which he joined in
    June 1994. Prior to that time, he spent five years with Valley Trust Company managing fixed income portfolios and common trust funds. In addition, he was a member of the Valley Trust Company Investment Committee and Asset
    Allocation Committee. Mr. Pittman is a Chartered Financial Analyst and holds
    M.B.A. and B.B.A. degrees in Finance from the University of Wisconsin-
    Madison.

      The INTERMEDIATE TAX-FREE FUND is managed by John D. Boritzke, who is a vice president of the Adviser responsible for tax-exempt fixed income portfolio management. He joined the Adviser in November 1983. Since 1985, he has been managing tax-exempt fixed income portfolios and common trust funds of Marshall & Ilsley Trust Company. Mr. Boritzke has been a member of the Adviser's Fixed Income Policy Group since 1985 and has been the Director of the Group since 1998. He is a Chartered Financial Analyst and holds
    M.B.A. and B.S. degrees from Marquette University.

[Graphic Representation Omitted - ]

      The MONEY MARKET FUND is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the MONEY MARKET FUND since
    January 1, 1994, and has been employed by the Adviser since January 1993.
    Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to a percentage of each Fund's average daily net assets as follows:

Fund                                                     Advisory Fee
Money Market Fund                                           0.50%
Short-Term Income Fund                                      0.60%
Intermediate Bond Fund                                      0.60%
Intermediate Tax-Free Fund                                  0.60%
Government Income Fund                                      0.75%
Large-Cap Growth & Income Fund                          0.75%
Mid-Cap Value Fund                                          0.75%
Equity Income Fund                                          0.75%
Mid-Cap Growth Fund                                         0.75%
Small-Cap Growth Fund                                       1.00%
International Stock Fund                                    1.00%

      The Adviser has the discretion to voluntarily waive a portion of its fee.
    However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

Affiliate Services and Fees. Marshall & Ilsley Trust Company (M&I
    Trust), an affiliate of the Adviser, provides services to the Funds as custodian of the assets, shareholder services agent, sub-transfer agent and
    (effective 1/1/2000) administrator directly and through its division,
    Marshall Funds Investor Services. For each domestic Fund, the annual custody fees are 0.02% of the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on each Fund's average daily net assets.
    M&I Trust Company is entitled to receive shareholder services fees directly from the Funds in amounts up to a maximum annual percentage of the
    Funds' average daily net assets (ADNA) as follows:

                                      Shareholder Services Fee

Equity Funds                                             0.25%
Income Funds                                             0.25%
Money Market Fund                                        0.02%

      As shareholder services agent, M&I Trust has the discretion to waive a portion of its fees. However, any waivers of shareholder services fees are voluntary and may be terminated at any time in its sole discretion.

      Effective 1/1/2000, M&I Trust will be administrator of the Funds.
    Federated Services Company will be sub-administrator. As administrator,
    M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate Funds' ADNA as follows:

Maximum Fee*                                      Funds' ADNA

 0.15%                              on the first $250 million
0.125%                               on the next $250 million
0.100%                               on the next $250 million
0.075%                            on assets over $750 million

      * The administrative services fee for the SMALL-CAP GROWTH FUND is 0.12%
    of that Fund's ADNA. All fees of the sub-administrator will be paid by
    M&I Trust. The overall administrative fee as stated in the SAI, is not expected to change.

      M&I Trust receives an annual per-account fee which differs among the
    Funds for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system. M&I Trust also, from time to time, receives reimbursement from the Funds' distributor and its affiliates for certain expenses incurred in marketing the Funds and for other administrative services on behalf of shareholders.

Supplemental Performance Information of the Sub-Adviser to the Marshall
International Stock Fund

         BPI Global Asset Management LLP (BPI) has served as sub-adviser for the
         Marshall International Stock Fund ("the Fund") since March 29, 1999.
         Since the Fund's inception on September 2, 1994 through March 29, 1999, the Fund was sub-advised by another firm. Daniel R. Jaworski, BPI's
         Managing Director, currently serves as the portfolio manager for the
         Fund. Supplemental information is presented below to summarize BPI's and Mr. Jaworski's historical performance results for various entities other than the Marshall International Stock Fund. Historical performance of these other accounts is not a substitute for and is not indicative of future results of the Fund.

         Mr. Jaworski was employed at STI Capital Management and managed the
         SunTrust Commingled Fund (a commingled investment fund with similar investment objectives, policies, strategies and risks to the Marshall
         International Stock Fund) for the period from February 1, 1995 to
         November 30, 1995. The following table summarizes the returns of the
         SunTrust Commingled Fund for the entire period during which Mr.
         Jaworski managed the fund, as compared to the Morgan Stanley Capital
         International Europe, Australia, Far East Index (MSCI-EAFE).

                                                 Gross      Net      MSCI-EAFE
                                                of Fees   of Fees   Performance
1Q1995 (1)                                         6.70%     6.46%         5.93%
2Q1995                                            12.18     11.79          0.73
3Q1995                                            11.94     11.55          4.17
4Q1995 (2)                                         4.57      4.20          4.05

The commingled fund was not a mutual fund registered under the Investment
Company Act of 1940 (1940 Act) and therefore was not subject to certain diversification and investment restrictions imposed by the 1940 Act. If the commingled fund had been registered under the 1940 Act, the performance may have been adversely affected.

         (1) Not a full quarter -- excludes performance from 1/1/1995 to
         1/31/1995. (2) Not a full quarter -- excludes performance from
         12/1/1995 to 12/31/1995.

         Mr. Jaworski was subsequently promoted to Director of International
         Portfolio Management & Research and Senior Portfolio Manager for
         the STI Classic International Equity Fund (a mutual fund with investment objectives, policies, strategies and risks similar to those of the Marshall International Stock Fund) from December 1, 1995 to
         March 31, 1997. The following table summarizes the returns of the STI
         Classic International Equity Fund for the entire period during which
         Mr. Jaworski managed the fund, as compared to the MSCI-EAFE Index:

                             Gross      Net      MSCI-EAFE
                           of Fees of Fees Performance

12/1/95 - 12/31/95             4.02%     3.50%         4.03%
1Q1996                         5.09      4.72          2.89
2Q1996                         5.89      5.52          1.58
3Q1996                         1.57      1.21         -0.13
4Q1996                         9.54      9.16          1.59
Annual 1996                   23.82     22.08          6.05
1Q1997                         4.43      4.06         -1.57

The average annual total return for the STI Classic International Fund for the one-year period from 4/1/96 to 3/31/97 was 21.31% as compared to 1.44% for the
MSCI-Eafe for the same period. In additon, the fund's average annual total return from its inception on 12/1/95 to 3/31/97 was 32.00%, compared to 6.39%
for the MSCI-EAFE for the same period.

   Mr.   Jaworski left STI Capital Management, along with several other investment team members, to create BPI and serve as its Managing
         Director and Chief Investment Officer. The following table sets forth
         BPI's composite performance information relating to the performance of institutional private accounts managed by BPI, during the periods indicated, that have investment objectives, policies, strategies, and risks substantially similar to those of the Marshall International
         Stock Fund. The performance information is provided to illustrate BPI's historical performance in managing similar accounts as measured against the MSCI-EAFE Index.

                                  Gross      Net      MSCI-EAFE
                                 of Fees   of Fees   Performance
1Q1997                             N/A       N/A         N/A
2Q1997                             16.96%    16.73%        12.98%
3Q1997                              8.67      8.54         -0.70
4Q1997                             -3.36     -3.48         -7.83
Annual 1997(1)                     22.83     22.29          3.40
1Q1998                             18.20     18.06         14.71
2Q1998                              4.14      4.01          1.06
3Q1998                            -12.38    -12.56        -14.21
4Q1998                             14.84     14.62         20.66
Annual 1998                        23.86     23.06         20.00
1Q1999                              0.35      0.15          1.39
2Q1999                              6.01      5.75          2.54
3Q1999                              4.43      4.16          4.39

The following accounts managed by BPI and Mr. Jaworski are not included in the composite performance for the reasons noted: (1) three Canadian international mutual funds, where "international" as defined by a Canadian investor includes an allocation to the U.S. and no allocation to Canada; (2) Masters' Select
International Fund, a fund that uses multiple subadvisers, one of which is BPI;
and (3) one private account that only holds American Depositary Receipts (ADRs).

         (1) Not a full year -- excludes performance from 1/1/1997 to 3/31/1997.

         BPI represents that the composite performance information shown above has been calculated in accordance with recommended standards of the
         Association for Investment Management and Research ("AIMR"). AIMR is a
         non-profit membership and education organization with more than 60,000 members worldwide that, among other things, has formulated a set of performance presentation standards for investment advisers (such as
         BPI). These AIMR performance presentation standards are intended to (1)
         promote full and fair presentations by investment advisers of their performance results, and (2) ensure uniformity in reporting so that performance results of investment advisers are directly comparable.

         The returns in each of the above tables are calculated on a total return basis and include all dividends and interest, accrued income and all realized and unrealized gains and losses. The "Net of Fees" figures reflect the deduction of advisory and other fees paid by the accounts -
         - "Gross of Fees" does not include these fees, but does include certain trading costs and embedded fees (e.g., "wrap fees") that cannot be unbundled and have been deducted. The investment results of BPI have been audited up to March 31, 1999. Information from that date to May 1,
         1999 has not been verified by the Marshall Funds or Federated
         Securities Corp. and is unaudited.

         The BPI performance composite includes all actual, fee-paying, discretionary institutional accounts managed by BPI that have investment objectives, policies, strategies, and risks similar to those of the Marshall International Stock Fund. Mr. Jaworski is the portfolio manager of each account included in the composite. However, the Sun
         Trust Commingled Fund and BPI institutional accounts included in BPI's composite differ from the Marshall International Stock Fund, in that they are not subject to:

          . the same types of expenses as the Marshall International Stock Fund;

          . the investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940; and

          . the requirements of Subchapter M of the Internal Revenue Code.

         As a result, the performance results for the SunTrust Commingled Fund and BPI institutional accounts could have been adversely affected if they had been regulated as investment companies under the restrictions outlined above. In addition, the performance figures are for a short period of time and should not be indicative of long-term results.

         Although the STI Classic International Equity Fund has objectives, policies, strategies, and risks similar to those of the Marshall
         International Stock Fund, it is a separate fund and its performance is not indicative of the potential performance of the Marshall
         International Stock Fund.

         The MSCI-EAFE Index is a capitalization-weighted foreign securities index, which is widely used to measure the performance of European,
         Australian, New Zealand, and Far Eastern stock markets. The MSCI-EAFE is unmanaged. Investments may not be made in an index. The Funds'
         Statement of Additional Information contains further information on calculation of average annual total returns.

[Graphic Representation Omitted - ]

Financial Highlights

The Financial Highlights will help you understand a Fund's financial performance for its past five fiscal years or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

The following table has been audited by Ernst & Young LLP, the Funds'
independent auditors for the fiscal year ended August 31, 1999. Their report dated October 15, 1999 is included in the Annual Report for the Funds, which is incorporated by reference. Each of the previous four years were audited by other auditors. This table should be read in conjunction with the Funds' financial statements and notes thereto, which may be obtained free of charge from the
Funds.

Further information about the performance of the Funds is contained in the
Funds' Annual Report dated August 31, 1999, which may be obtained free of charge.

(For a share outstanding throughout each period)

                                                    Net Realized
                                                       and
                                                    Unrealized
                                       Net          Gain/(Loss)                           Dividends to
                         Net Asset     Investment   on Investments,                       Shareholders
                         Value,        Income/      Collateral, Futures    Total From     from Net
                         Beginning     Operating    Contracts, and         Investments    Investment
                         of Period     (Loss)       Foreign Currency       Operations     Income

Period Ended August 31,
1995                         $ 9.96        0.33                 1.26            1.59          (0.33)
1996                         $11.22        0.34                 2.00            2.34          (0.35)
1997                         $13.00        0.33                 3.51            3.84          (0.34)
1998                         $15.64        0.31                (0.19)(5)        0.12          (0.32)
1999                         $14.17        0.28                 3.59            3.87          (0.29)

Large-Cap Growth &
Income Fund
1995                         $10.05        0.09                 1.59            1.68          (0.09)
1996                         $11.64        0.16                 1.17            1.33          (0.15)
1997                         $12.16        0.10                 3.76            3.86          (0.12)
1998                         $13.96        0.06                 0.46            0.52          (0.06)
1999                         $13.24        0.06                 5.01            5.07          (0.06)

Mid-Cap Value Fund

1995                         $10.95        0.22                 1.22            1.44          (0.20)
1996                         $12.08        0.21                 0.78            0.99          (0.21)
1997                         $11.98        0.15                 3.05            3.20          (0.15)
1998                         $13.14        0.10                (0.92)           (0.82)        (0.12)
1999                         $10.25        0.11                 2.10            2.21          (0.12)

Mid-Cap Growth Fund

1995                         $ 9.69       (0.00)                2.62            2.62          (0.01)
1996                         $12.30       (0.06)                2.24            2.18             --
1997                         $13.56       (0.08)                2.56            2.48             --
1998                         $14.82       (0.13)               (0.93)           (1.06)           --
1999                         $11.95       (0.11)                6.26            6.15             --

Small-Cap Growth Fund

1997(2)                      $10.00       (0.08)                2.27            2.19             --
1998                         $12.19       (0.22)               (1.66)           (1.88)            --
1999                         $ 9.82       (0.11)                2.69            2.58             --

International Stock Fund

1995(1)                      $10.00        0.20                  0.01           0.21          (0.05)
1996                         $10.16        0.21                  0.96           1.17          (0.22)
1997                         $11.08        0.18                  2.29           2.47          (0.26)
1998                         $13.20        0.26                 (1.42)          (1.16)         (0.21)
1999                         $11.54        0.09                  2.45           2.54          (0.25)

Government Income Fund

1995                         $ 9.26        0.60                  0.27           0.87          (0.62)
1996                         $ 9.51        0.62                 (0.24)          0.38          (0.62)
1997                         $ 9.27        0.62                  0.22           0.84          (0.62)
1998                         $ 9.49        0.61                  0.21           0.82          (0.61)
1999                         $ 9.70        0.54                 (0.48)          0.06          (0.54)

Intermediate Bond Fund

1995                         $ 9.36        0.61                  0.16           0.77          (0.62)
1996                         $ 9.51        0.58                 (0.25)          0.33          (0.58)
1997                         $ 9.26        0.58                  0.18           0.76          (0.58)
1998                         $ 9.44        0.58                  0.16           0.74          (0.58)
1999                         $ 9.60        0.55                 (0.43)          0.12          (0.55)

Intermediate Tax-Free Fund

1995                         $ 9.71        0.42                  0.20           0.62          (0.42)
1996                         $ 9.91        0.43                 (0.08)          0.35          (0.43)
1997                         $ 9.83        0.43                  0.21           0.64          (0.43)
1998                         $10.04        0.43                  0.29           0.72          (0.43)
1999                         $10.33        0.42                 (0.41)          0.01          (0.42)

Short-Term Income Fund

1995                         $ 9.71        0.56                  0.05           0.61          (0.58)
1996                         $ 9.74        0.62                 (0.15)          0.47          (0.62)
1997                         $ 9.59        0.63                  0.04           0.67          (0.62)
1998                         $ 9.64        0.61                 (0.03)          0.58          (0.61)
1999                         $ 9.61        0.55                 (0.21)          0.34          (0.55)

Money Market Fund(7)

1995                         $ 1.00        0.05                    --           0.05          (0.05)
1996                         $ 1.00        0.05                    --           0.05          (0.05)
1997                         $ 1.00        0.05                    --           0.05          (0.05)
1998                         $ 1.00        0.05                    --           0.05          (0.05)
1999                         $ 1.00        0.05                    --           0.05          (0.05)

                               Distributions to
                              Shareholders from
                              Net Realized Gain
                               on Investment
                               Transactions,
                                   Futures
                                Contracts, and
                             Foreign Currency Total

Period Ended August 31,          Transactions     Distributions

Equity Income Fund
1995                                        --           (0.33)
1996                                     (0.21)          (0.56)
1997                                     (0.86)          (1.20)
1998                                     (1.27)          (1.59)
1999                                     (1.04)          (1.33)

Large-Cap Growth & Income
Fund

1995                                        --           (0.09)
1996                                     (0.66)          (0.81)
1997                                     (1.94)          (2.06)
1998                                     (1.18)          (1.24)
1999                                     (0.77)          (0.83)

Mid-Cap Value Fund

1995                                     (0.11)          (0.31)
1996                                     (0.88)          (1.09)
1997                                     (1.89)          (2.04)
1998                                     (1.95)          (2.07)
1999                                     (0.94)          (1.06)

Mid-Cap Growth Fund

1995                                        --           (0.01)
1996                                     (0.92)          (0.92)
1997                                     (1.22)          (1.22)
1998                                     (1.81)          (1.81)
1999                                     (0.82)          (0.82)

Small-Cap Growth Fund

1997(2)                                     --              --
1998                                     (0.49)          (0.49)
1999                                     (0.02)          (0.02)

International Stock Fund

1995(1)                                      --           (0.05)
1996                                      (0.03)          (0.25)
1997                                      (0.09)          (0.35)
1998                                      (0.29)          (0.50)
1999                                         --           (0.25)

Government Income Fund

1995                                         --           (0.62)
1996                                         --           (0.62)
1997                                         --           (0.62)
1998                                         --           (0.61)
1999                                         --           (0.54)

Intermediate Bond Fund

1995                                         --           (0.62)
1996                                         --           (0.58)
1997                                         --           (0.58)
1998                                         --           (0.58)
1999                                         --           (0.55)

Intermediate Tax-Free Fund

1995                                         --           (0.42)
1996                                         --           (0.43)
1997                                         --           (0.43)
1998                                         --           (0.43)
1999                                      (0.07)          (0.49)

Short-Term Income Fund

1995                                         --           (0.58)
1996                                         --           (0.62)
1997                                         --           (0.62)
1998                                         --           (0.61)
1999                                         --           (0.55)

Money Market Fund(7)
1995                                         --           (0.05)
1996                                         --           (0.05)
1997                                         --           (0.05)
1998                                         --           (0.05)
1999                                         --           (0.05)

                          Ratios to Average Net Assets

                 Net Asset                                                               Net Investment  Net Assets,
                 Value,                                       Net          Expenses       Income         End of Period
                 End of       Total                         Investment     (after         (after         (000's
                 Period       Return (3)     Expenses       Income (6)     Waivers)       Waivers)       Omitted)

August 31,

Equity Income Fund
1995              $11.22      16.40%        1.10%           3.36%         1.01%          3.45%         $  107,499
1996              $13.00      21.20%        0.98%           2.83%         0.98%          2.83%         $  173,402
1997              $15.64      30.95%        1.22%           2.31%         1.22%          2.31%         $  331,730
1998              $14.17       0.04%        1.17%           2.01%         1.17%          2.01%         $  458,865
1999              $16.71      27.92%        1.17%           1.73%         1.17%          1.73%         $  537,295

Large-Cap Growth & Income Fund

1995              $11.64      16.85%        0.99%           0.87%         0.98%          0.88%         $  257,019
1996              $12.16      11.56%        0.97%           1.28%         0.97%          1.28%         $  251,583
1997              $13.96      34.50%        1.23%           0.78%         1.23%          0.78%         $  269,607
1998              $13.24       3.44%        1.21%           1.40%         1.21%          0.40%         $  274,821
1999              $17.48      38.98%        1.20%           0.32%         1.20%          0.32%         $  407,031

Mid-Cap Value Fund

1995              $12.08   13.57%        0.96%               1.98%         0.96%          1.98%         $  220,436
1996              $11.98    8.53%        0.98%               1.68%         0.98%          1.68%         $  195,066
1997              $13.14   30.20%        1.23%               1.20%         1.23%          1.20%         $  145,143
1998              $10.25   (7.75%)       1.25%               0.96%         1.25%          0.96%         $  134,620
1999              $11.40   21.92%        1.25%               0.96%         1.25%          0.96%         $  128,575

Mid-Cap Growth Fund

1995              $12.30   27.06%        1.09%              (0.21%)        1.01%              (0.13%)        $  108,256
1996              $13.56   18.92%        1.01%              (0.47%)        1.01%              (0.47%)        $  143,236
1997              $14.82   19.14%        1.24%              (0.52%)        1.24%              (0.52%)        $  196,983
1998              $11.95   (8.77%)       1.23%              (0.79%)        1.23%              (0.79%)        $  187,388
1999              $17.28   53.41%        1.21%              (0.73%)        1.21%              (0.73%)        $  297,249

Small-Cap Growth Fund

1997(2)           $12.19   21.90%        1.80%(4)           (0.94%)(4)     1.80%(4)           (0.94%)(4)     $   56,425
1998              $ 9.82  (16.25%)       1.60%              (1.18%)        1.60%              (1.18%)        $   79,858
1999              $12.38   26.30%        1.59%              (0.90%)        1.59%              (0.90%)        $  102,992

International Stock Fund

1995(1)           $10.16    2.11%        1.58%(4)            2.38%(4)      1.54%(4)            2.42%(4)      $   94,048
1996              $11.08   11.71%        1.35%               2.58%         1.35%               2.58%         $  143,783
1997              $13.20   22.73%        1.59%               1.80%         1.59%               1.80%         $  226,849
1998              $11.54   (9.09%)       1.49%               2.01%         1.49%               2.01%         $  225,248
1999              $13.83   22.20%        1.51%               0.78%         1.50%               0.79%         $  270,315

Government Income Fund

1995              $ 9.51    9.78%        1.12%               6.28%         0.86%               6.54%         $  103,708
1996              $ 9.27    4.02%        1.05%               6.32%         0.86%               6.51%         $  138,458
1997              $ 9.49    9.35%        1.24%               6.24%         0.86%               6.62%         $  203,642
1998              $ 9.70    8.92%        1.21%               6.04%         0.87%               6.38%         $  280,313
1999              $ 9.22    0.62%        1.19%               5.36%         0.86%               5.69%         $  317,284

Intermediate Bond Fund

1995              $ 9.51    8.58%        0.79%               6.42%         0.71%               6.50%         $  344,071
1996              $ 9.26    3.52%        0.81%               6.05%         0.72%               6.14%         $  403,657
1997              $ 9.44    8.42%        1.03%               5.86%         0.72%               6.17%         $  398,234
1998              $ 9.60    8.00%        1.00%               5.73%         0.71%               6.02%         $  589,669
1999              $ 9.17    1.28%        0.99%               5.57%         0.71%               5.85%         $  598,970

Intermediate Tax-Free Fund

1995              $ 9.91    6.58%        1.08%               3.88%         0.61%               4.35%         $   46,051
1996              $ 9.83    3.57%        0.98%               3.97%         0.61%               4.34%         $   65,927
1997              $10.04    6.67%        1.15%               3.81%         0.61%               4.35%         $   88,108
1998              $10.33    7.31%        1.12%               3.71%         0.61%               4.22%         $  101,592
1999              $ 9.85    0.02%        1.09%               3.63%         0.61%               4.11%         $  108,732

Short-Term Income Fund

1995              $ 9.74    6.47%        0.91%               5.38%         0.51%               5.78%         $   84,273
1996              $ 9.59    4.92%        0.91%               5.76%         0.51%               6.16%         $  100,846
1997              $ 9.64    7.20%        1.08%               5.87%         0.49%               6.46%         $  148,781
1998              $ 9.61    6.22%        1.05%               5.85%         0.50%               6.40%         $  133,186
1999              $ 9.40    3.59%        1.07%               5.18%         0.51%               5.74%         $  134,943

Money Market Fund(7)

1995              $ 1.00    5.57%        0.67%               5.18%         0.41%               5.44%         $1,128,623
1996              $ 1.00    5.39%        0.67%               5.03%         0.41%               5.29%         $1,039,659
1997              $ 1.00    5.35%        0.67%               4.96%         0.41%               5.22%         $1,290,659
1998              $ 1.00    5.51%        0.66%               5.12%         0.41%               5.37%         $1,588,817
1999              $ 1.00    4.98%        0.66%               4.61%         0.41%               4.86%         $1,663,740

                      Portfolio
                       Turnover
Period Ended            Rate
August 31,

Equity Income Fund
1995                    43%
1996                    60%
1997                    61%
1998                    69%
1999                    72%

Large-Cap Growth & Income Fund
1995                    79%
1996                   147%
1997                    43%
1998                    33%
1999                    32%

Mid-Cap Value Fund
1995                    78%
1996                    67%
1997                    55%
1998                    59%
1999                    90%

Mid-Cap Growth Fund
1995                   157%
1996                   189%
1997                   211%
1998                   167%
1999                   173%

Small-Cap Growth Fund
1997(2)                183%
1998                   139%
1999                   219%

International Stock Fund
1995(1)                 61%
1996                    26%
1997                    26%
1998                    24%
1999                   182%

Government Income Fund
1995                   360%
1996                   268%
1997                   299%
1998                   353%
1999                   232%

Intermediate Bond Fund
1995                   232%
1996                   201%
1997                   144%
1998                   148%
1999                   181%

Intermediate Tax-Free Fund
1995                   105%
1996                    41%
1997                    53%
1998                    68%
1999                    53%

Short-Term Income Fund
1995                   194%
1996                   144%
1997                   101%
1998                    90%
1999                   163%

Money Market Fund(7)
1995                    --
1996                    --
1997                    --
1998                    --
1999                    --

(1)  Reflects operations for the period from September 2, 1994 (date of initial public investment) to August 31, 1995.

(2)  Reflects operations for the period from September 3, 1996 (date of initial public investment) to August 31, 1997.

(3)  Based on net asset value.
(4)  Computed on an annualized basis.

(5)  The amount shown in this caption for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments, collateral, Futures Contracts and foreign currency for the period ended due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(6)  During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

(7)  Effective December 1998, Class A Shares changed its share class name to
     Class Y Shares.

A Statement of Additional Information (SAI) dated October 31, 1999 is incorporated by reference into this prospectus. Additional information about the
Funds' investments is contained in the Funds' SAI and Annual and Semi-Annual
Reports to shareholders as they become available. The Annual Report's Management
Discussions & Analyses discuss market conditions and investment strategies that significantly affected each Fund's performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report, and other information without charge, and make inquiries, write to or call Marshall Funds
Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863).

You can obtain information about the Marshall Funds by writing to or visiting the Public Reference Room in Washington, D.C. You may also access fund information from the EDGAR Database on the SEC's Internet site at
http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov. or by writing to the SEC's Public
Reference Section, Washington, D.C. 20549-0102. Call 1-202-942-8090 for
information on the Public Reference Room's operations and copying fees.

Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)

Internet address: http://www.marshallfunds.com

TDD: Speech and Hearing Impaired Services

1-800-209-3520

Federated Securities                                           G00714-01 (10/99)
Distributor                                                SEC File No. 811-7047

[Graphic Representation Omitted - ]
Marshall Equity Funds

Fund name                      Fund manager                 Goal                          Invests in

Marshall Equity               Bruce P. Hutson      Capital appreciation    . Common stocks of companies paying above-average
Income Fund                                        and above-average         dividends
                                                   dividend income         . Seeks to construct a diversified portfolio with a
                                                                             yield at least 1% greater than the S&P 500 Index,
                                                                             an unmanaged index of large-cap stocks

Marshall                     William J. O'Connor,  Capital appreciation    .Companies with market caps over $10 billion
Large-Cap Growth &           CFA               and income               Income Fund

                                                                          . Companies with a history of growing earnings and
                                                                            growing dividends

Marshall Mid-Cap             Matthew B. Fahey      Capital appreciation    . Medium-size companies with traditional value
Value Fund                   John C. Potter, CFA                             characteristics
                                                                           . Seeks companies that have under appreciated assets or
                                                                             are involved in company turnarounds or corporate
                                                                             restructuring

Marshall Mid-Cap             Steve D. Hayward,     Capital appreciation    . Medium-size companies with high potential growth rates
Growth Fund                  CFA                                           . Seeks to invest in successful entrepreneurs

Marshall                     Steve D. Hayward,     Capital appreciation    . Small companies with high potential growth rates1
Small-Cap CFA                                                              . Seeks to invest in successful entrepreneurs
                                                                             Growth Fund/1/

Marshall Dan Jaworski, CFA Capital appreciation . Targets companies outside the
U.S. with strong International BPI Global Asset competitive positions and high returns on capital Stock Fund/2/ Management LLP . Investment discipline is a blend of growth and value

[Graphic Representation Omitted - ]

Marshall Equity Funds

Fund name                         Fund manager           Goal                   Invests in

Marshall Government                Joseph M. Cullen,    Current income          .Securities of the U.S. government and its agencies
Income Fund                        CFA                                          .Uses current and historical interest rate
                                                                                 relationships to evaluate market sectors and
                                                                                 individual securities

Marshall                           Mark Pittman, CFA    To maximize total       . Intermediate, investment-grade bonds and notes
Intermediate                                            return consistent with  . Selects portfolio securities using macro-
Bond Fund                                               current income            economic, credit and market analysis

Marshall                         John D. Boritzke, CFA  High level of current   . Investment grade municipal securities providing
Intermediate                                            income exempt             income exempt from federal income tax
Tax-Free Fund                                           from federal income     . Selects portfolio securities by evaluating
                                                        tax as is consistent      cyclical trends in interest rates and municipal
                                                        with preservation         bond supply factors
                                                        of capital              . Income may be subject to state and local taxes

Marshall                         Mark Pittman, CFA      To maximize total       . Short- to intermediate-term investment grade
Short-Term                                              return consistent with    bonds and notes
Income Fund                                             current income          . Selects portfolio securities using macro-
                                                                                  economic, credit and market analysis

Marshall Money                   Richard Rokus, CFA     Current income          . High-quality money market securities maturing in
Market Fund/3/                                          consistent with           397 days or less
                                                        stability of principal  . Seeks to preserve value of investment at $1.00 per share (although it's still possible to lose
                                                                                  money)

[Graphic Representation Omitted - ]

/1/Small-cap stocks are less liquid and have historically experienced greater volatility than average.

/2/Foreign investing involves special risks due to factors such as increased volatility, currency fluctuation, and differences in auditing and other financial standards.

/3/The Fund is not insured nor guaranteed by the FDIC or any other government agency.

For more complete information on the Marshall Funds, contact your investment representative for a prospectus. Read it carefully before investing.

     M&I  Investment  Management  Corp.  is the  investment  adviser  to the
Marshall  Funds.  BPI Global Asset  Management  LLP is the  sub-adviser  for the
Marshall   International   Stock  Fund.   Federated   Securities  Corp.  is  the
distributor.   The  Marshall  Funds  are  available  through  M&I  Brokerage
Services,  authorized broker- dealers and, for certain accounts,  Marshall &
Ilsley Trust Companies.

                [Graphic Representation Omitted - ]

                        Marshall Funds Investor Services
                                 P.O. Box 1348
                        Milwaukee, Wisconsin 53201-1348

                               800-236-FUND(3863)
                   TDD: Speech and Hearing Impaired Services
                                  800-209-3520

                             www.marshallfunds.com
            Federated Securities Corp., Distributor G00714-01(10/99)
              M&I Investment Management Corp., Investment Adviser

                          (C)1999 Marshall Funds, Inc.

                                                                        953-294Y

PART C.     OTHER INFORMATION.

Item 23.    EXHIBITS:
            --------

                   (a)     (i) Conformed copy of Articles of Incorporation of the
                               Registrant; (8)
                          (ii) Conformed copy of Amendment No. 1 to the Articles of
                               Incorporation; (8)
                         (iii) Conformed copy of Amendment No. 2 to the Articles of
                               Incorporation; (8)
                          (iv) Conformed copy of Amendment No. 3 to the Articles of
                               Incorporation; (8)
                           (v) Conformed copy of Amendment No. 4 to the Articles of
                               Incorporation; (6)
                          (vi) Conformed copy of Amendment No. 5 to the Articles of
                               Incorporation; (8)
                         (vii) Conformed copy of Amendment No. 6 to the Articles of
                               Incorporation; (12)
                        (viii) Conformed copy of Amendment No. 7 to the Articles of
                               Incorporation; (14)
                          (ix) Conformed copy of Amendment No. 8 to the Articles of
                               Incorporation; (18)
                           (x) Conformed copy of Amendment No. 9 to the Articles of
                               Incorporation; (21)
                          (xi) Conformed copy of Amendment No. 10 to the Articles of
                               Incorporation; (23)
                         (xii) Form of Amendment No. 11 to the Articles of Incorporation; +
                   (b)     (i) Copy of By-Laws of the Registrant; (8)
                          (ii) Copy of Amendment No. 1 to the By-Laws of the Registrant;
                               (19)

                         (iii) Copy of Amendment No. 2 to the By-Laws of the Registrant;
                               (19)

                   (c)  Copy of Specimen Certificates for Shares of Capital Stock of the
                        Marshall Mid-Cap Growth Fund, Marshall Large-Cap Growth &
                        Income Fund, Marshall Mid-Cap Value Fund, and Marshall Small-Cap
                        Growth Fund; (16)
------------------------

 6.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993.  (File Nos. 33-48907 and 811-7047).
 8.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      11 on Form N-1A filed October 21, 1994.  (File Nos. 33-48907 and 811-7047).
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      15 on Form N-1A filed June 17, 1996.  (File Nos. 33-48907 and 811-7047).
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      17 on Form N-1A filed August 30, 1996.  (File Nos. 33-48907 and 811-7047).
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 20 on Form N-1A filed August 26, 1997.  (File Nos. 33-48907 and 811-7047).
18.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      22 on Form N-1A filed October 21, 1998.  (File Nos. 33-48907 and 811-7047).
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      26 on Form N-1A filed August 19, 1999.  (File Nos. 33-48907 and 811-7047).
21.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      27 on Form N-1A filed August 27, 1999.  (File Nos. 33-48907 and 811-7047).
23.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      29 on Form N-1A filed October 29, 1999.  (File Nos. 33-48907 and 811-7047).

                   (d)     (i) Conformed copy of Investment Advisory Contract of the
                               Registrant; (4)
                          (ii) Conformed copy of Exhibit G of the Investment Advisory
                               Contract of the Registrant; (5)
                         (iii) Conformed copy of Exhibit H of the Investment Advisory
                               Contract of the Registrant; (5)
                          (iv) Conformed copy of Exhibit I of the Investment Advisory
                               Contract of the Registrant; (5)
                           (v) Conformed copy of Exhibit J of the Investment Advisory
                               Contract of the Registrant; (5)
                          (vi) Conformed copy of Exhibit K of the Investment Advisory
                               Contract of the Registrant; (7)
                         (vii) Conformed copy of Exhibit L of the Investment Advisory
                               Contract of the Registrant; (7)
                        (viii) Conformed copy of Exhibit M of the Investment Advisory
                               Contract of the Registrant; (12)
                          (ix) Form of Amendment No. 1 to Exhibit A of the Investment
                              Advisory Contract; +

                           (x) Conformed copy of Federated Management Sub-Advisory
                               Agreement with the Registrant; (7)
                          (xi) Conformed copy of Templeton Investment Counsel, Inc.,
                               Sub-Advisory Agreement with the M & I Investment
                               Management, Inc.; (9)
                         (xii) Conformed copy of Exhibit N to the Investment Advisory
                               Contract of the Registrant; (14)
                        (xiii) Conformed copy of Subadvisory Contract between M&I
                               Investment Management Corp. and BPI Global Asset Management
                               LLP dated March 29, 1999 (20)
                   (e)     (i) Conformed copy of Distributor's Contract of the Registrant, including conformed copies of Exhibits A through J; (12)
                          (ii) Conformed copy of Exhibit K of the Distributor's Contract of the Registrant; (15)
                         (iii) Conformed copy of Exhibit L of the Distributor's Contract of the Registrant; (21)

------------------------

 4.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993.  (File Nos. 33-48907 and 811-7047).
 5.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993.  (File Nos. 33-48907 and 811-7047).
 7.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 10 on Form N-1A filed July 1, 1994.  (File Nos. 33-48907 and 811-7047).
 9.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 12 on Form N-1A filed December 21, 1994.  (File Nos. 33-48907 and 811-7047).
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      15 on Form N-1A filed June 17, 1996.  (File Nos. 33-
      48907 and 811-7047).
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      17 on Form N-1A filed August 30, 1996.  (File Nos. 33-48907 and 811-7047).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed December 18, 1996.  (File Nos. 33-48907 and 811-7047).
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      25 on Form N-1A filed July 23, 1999.  (File Nos. 33-48907 and 811-7047).
21.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      27 on Form N-1A filed August 27, 1999.  (File Nos. 33-48907 and 811-7047).

                          (iv) Conformed copy of Exhibit M of the Distributor's Contract of the Registrant; (19)
                           (v) Conformed copy of Exhibit N to the Distributor's Contract;
                               (23)

                          (vi) Form of Exhibit O to the Distributor's Contract; +
                   (f)  Not applicable;
                   (g)     (i) Conformed copy of Custodian Contract of the Registrant; (7)
                          (ii) Copy of Amendment No. 1 to Schedule A of the Sub-Custodian
                               Agreement of the Registrant; (16)
                         (iii) Copy of Amendment No. 2 to Schedule A of the Sub-Custodian
                               Agreement of the Registrant; (16)
                          (iv) Copy of Amendment No. 3 to Schedule A of the Sub-Custodian
                               Agreement of the Registrant; (17)
                           (v) Conformed copy of Sub-Transfer Agency and Services
                               Agreement of the Registrant; (10)
                   (h)     (i) Conformed copy of Fund Accounting and Shareholder
                               Recordkeeping Agreement of the Registrant; (11)
                          (ii) Conformed copy of Amendment No. 1 to Schedule A of the
                               Fund Accounting and Shareholder Recordkeeping
                               Agreement of the Registrant; (15)
                         (iii) Conformed copy of Amendment No. 2 to Schedule A of the
                               Fund Accounting and Shareholder Recordkeeping
                               Agreement of the Registrant; (16)
                          (iv) Conformed copy of Amendment No. 1 to Schedule C of the
                               Fund Accounting and Shareholder Recordkeeping
                               Agreement of the Registrant; (15)
                           (v) Conformed copy of Annex 1 to Amendment No. 2 to
                               Schedule C of the Fund Accounting and Shareholder
                               Recordkeeping Agreement of the Registrant; (16)
                          (vi) Conformed copy of Administrative Services Agreement of the
                               Registrant; (7)

------------------------

 7.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 10 on Form N-1A filed July 1, 1994.  (File Nos. 33-48907 and 811-7047).
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      13 on Form N-1A filed April 3, 1995.  (File Nos. 33-48907 and 811-7047).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      14 on Form N-1A filed December 26, 1995.  (File Nos. 33-48907 and 811-7047).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed December 18, 1996.  (File Nos. 33-48907 and 811-7047).
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      20 on Form N-1A filed August 26, 1997.  (File Nos. 33-48907 and 811-7047).
17.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      21 on Form N-1A filed October 24, 1997.  (File Nos. 33-48907 and 811-7047).
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      26 on Form N-1A filed August 19, 1999.  (File Nos. 33-48907 and 811-7047).
23.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      29 on Form N-1A filed October 29, 1999.  (File Nos. 33-48907 and 811-7047).

                         (vii) Conformed copy of Amendment No. 1 to the Administrative
                               Services Agreement of the Registrant; (15)
                        (viii) Conformed copy of Amendment No. 2 to the Administrative
                               Services Agreement of the Registrant; (16)
                          (ix) Conformed copy of Sub-Administrative Services Agreement of the Registrant; (24)

                           (x) Conformed copy of Shareholder Services Agreement
                               of the Registrant on behalf of Marshall Equity
                               Income Fund, Marshall Government Income Fund,
                               Marshall Intermediate Bond Fund, Marshall
                               Intermediate Tax-Free Fund, Marshall
                               International Stock Fund, Marshall Mid-Cap Stock
                               Fund, Marshall Money Market Fund, Marshall
                               Short-Term Income Fund, Marshall Short-Term
                               Tax-Free Fund, Marshall Stock Fund, and Marshall
                               Value Equity Fund; (4)

                          (xi) Conformed copy of Amendment No. 1 to Schedule A of the
                               Shareholder Services Agreement of the Registrant; (6)
                         (xii) Conformed copy of Amendment No. 2 to Schedule A of the
                               Shareholder Services Agreement of the Registrant; (7)
                        (xiii) Conformed copy of Amendment No. 3 to Schedule A of the
                               Shareholder Services Agreement of the Registrant; (12)
                         (xiv) Copy of Amendment No. 1 to Schedule B of the Shareholder
                               Services Agreement of the Registrant; (11)
                          (xv) Conformed copy of Marshall Funds, Inc. Multiple Class Plan
                               (Marshall Money Market Fund Class A Shares and Class B
                               Shares); (11)
                         (xvi) Form of Amendment No. 1 to Exhibit E to the Multiple Class
                               Plan (Marshall International Stock Fund Class I Shares and
                               Marshall Money Market Fund Class I Shares); +
-------------------

 4.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993.  (File Nos. 33-48907 and 811-7047).
 6.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993.  (File Nos.33-48907 and 811-7047).
 7.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 10 on Form N-1A filed July 1, 1994.  (File Nos. 33-48907 and 811-7047).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      14 on Form N-1A filed December 26, 1995.  (File Nos. 33-48907 and 811-7047).
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      15 on Form N-1A filed June 17, 1996.  (File Nos. 33-48907 and 811-7047).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed December 18, 1996.  (File Nos. 33-48907 and 811-7047).
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      20 on Form N-1A filed August 26, 1997.  (File Nos. 33-48907 and 811-7047).
24.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      30 on Form N-1A filed February 9, 2000.  (File Nos. 33-48907 and 811-7047).

                        (xvii) Conformed copy of new Shareholder Services
                               Agreement between the Registrant and Marshall
                               & Ilsley Trust Company on behalf of Marshall
                               Equity Income Fund, Marshall Government Income
                               Fund, Marshall Intermediate Bond Fund, Marshall
                               Intermediate Tax-Free Fund, Marshall
                               International Stock Fund, Marshall Mid-Cap Stock
                               Fund, Marshall Short-Term Income Fund, Marshall
                               Small-Cap Stock Fund, Marshall Stock Fund, and
                               Marshall Value Equity Fund; (15)

                        (xviii)Conformed copy of Amendment No.1 to Exhibit 1 of
                               Shareholder Services Agreement of the Registrant; (21)
                         (xix) Conformed copy of new Shareholder Services
                               Agreement between the Registrant and Marshall
                               & Ilsley Trust Company on behalf of Marshall
                               Short-Term Income Fund, Marshall Government
                               Income Fund, Marshall Intermediate Bond Fund,
                               Marshall Intermediate Tax-Free Fund, Marshall
                               Equity Income Fund, Marshall Large-Cap Growth
                               & Income Fund, Marshall Mid-Cap Growth Fund,
                               Marshall Mid-Cap Value Fund, Marshall
                               International Stock Fund, Marshall Small-Cap
                               Growth Fund, and Marshall Money Market Fund; (23)

                          (xx) Form of Amendment No. 1 to Exhibit 1 of Shareholder
                              Services Agreement; +

                         (xxi) Conformed copy of Sub-Shareholder Services Agreement of the
                               Registrant; (23)
                        (xxii) Conformed copy of Mutual Funds Service Agreement of the
                               Registrant; (19)
                  (i)   Conformed copy of Opinion and Consent of Counsel as to
                        legality of shares being registered; (4)
                  (j)   Conformed Copy of Consent of Independent Auditors; (23)
                  (k)   Not applicable;
                  (l)   Conformed copy of Initial Capital
                        Understanding; (11)
                  (m)      (i) Conformed copy of Distribution Plan of the Registrant;
                               (4)

                          (ii) Conformed copy of Exhibit A of the Distribution Plan of the
                               Registrant; (11)
                         (iii) Conformed copy of Exhibit B of the Distribution Plan of the
                               Registrant; (9)
-------------------
  + All exhibits filed electronically.

 4.   Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993.  (File Nos. 33-48907 and 811-7047).
 9.   Response is incorporated by reference to Registrant's Post-Effective Amendment
      No. 12 on Form N-1A filed December 21, 1994.  (File Nos. 33-48907 and 811-7047).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      14 on Form N-1A filed December 26, 1995.  (File Nos. 33-48907 and 811-7047).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed December 18, 1996.  (File Nos. 33-48907 and 811-7047).
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      26 on Form N-1A filed August 19, 1999.  (File Nos. 33-48907 and 811-7047).
21.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      27 on Form N-1A filed August 27, 1999.  (File Nos. 33-48907 and 811-7047).
23.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      29 on Form N-1A filed October 29, 1999.  (File Nos. 33-48907 and 811-7047).

                          (iv) Conformed copy of Exhibit C to the Distribution Plan of the
                               Registrant; (15)
                           (v) Conformed copy of Exhibit D of the Distribution Plan of the
                               Registrant; (21)
                          (vi) Form of 12b-1 Agreement of the Registrant; (23)
                         (vii) Copy of Exhibit A to the 12b-1 Agreement of the Registrant;
                               (19)

                        (viii) Copy of Exhibit B to the 12b-1 Agreement of the Registrant;
                               (11)

                          (ix) Copy of Exhibit C to the Rule 12b-1 Agreement of the
                               Registrant; (13)
                           (x) Copy of Exhibit D to the 12b-1 Agreement of the
                               Registrant; (21)
                  (n)   Conformed copy of Multiple Class Plan of the Registrant
                        including Exhibits A through D; (19)
                  (o)      (i) Conformed copy of Power of Attorney; (11)
                          (ii) Conformed copy of Power of Attorney dated December 27,
                               1993 with respect to James F. Duca, II, President of
                               the Corporation; (6)
                   (iii)      Conformed copy of Power of Attorney; (22)
                  (p)   (i)   Copy of Marshall Funds Code of Ethics; (+)
                       (ii)   Copy of M&I Investment Management Corp.
            Code of Ethics; (+)
                      (iii)   Copy of Code of Ethics for Access Persons. (+)

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:
            ------------------------------------------------------------

            None

Item 25.    INDEMNIFICATION: (5)
            ---------------

-------------------
  + All Exhibits filed electronically.

5.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993.  (File Nos. 33-48907 and 811-7047).
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993.  (File Nos.33-48907 and 811-7047).
11.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      14 on Form N-1A filed December 26, 1995.  (File Nos. 33-48907 and 811-7047).
13.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      16 on Form N-1A filed July 9, 1996.  (File Nos. 33-48907 and 811-7047).
15.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      19 on Form N-1A filed December 18, 1996.  (File Nos. 33-48907 and 811-7047).
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      26 on Form N-1A filed August 19, 1999.  (File Nos. 33-48907 and 811-7047).
21.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      27 on Form N-1A filed August 27, 1999.  (File Nos. 33-48907 and 811-7047).
22.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      28 on Form N-1A filed September 2, 1999.  (File Nos. 33-48907 and 811-7047).

Item 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:
            --------------------------------------------------------

                          M&I INVESTMENT MANAGEMENT CORP.

            (a)  M&I Investment Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley
                 Corporation, a registered bank holding company headquartered in
                 Milwaukee, Wisconsin. As of December 31, 1999, M&I
                 Investment Management Corp. had approximately $11 billion in assets under management, of which $5 billion is in Marshall
                 Funds assets, and has managed investments for individuals and institutions since its inception in 1973.

                 M&I  Investment  Management  Corp.  served  as  investment  adviser  to
                 Newton Money Fund, Newton Income Fund and Newton Growth Fund.

                 For further information about M & I Investment Mangagement
                 Corp., its officers and directors, response is incorporated by reference to M & I Investment Management Corp.'s Form ADV,
                 File No. 801-9118, dated March 4, 1996 as amended.

                        BPI Global Asset Management, LLP

            (b)  BPI Global Asset Management, LLP ("BPI") is a registered investment adviser and provides management services for
                 investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located in both Canada and the United States. As of August 31,
                 1999, BPI had approximately $2.3 billion of total assets under management. BPI's address is Tower Place at the Summit, 1900
                 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810. For
                 a list of the officers and directors of BPI and for further information about BPI, any other business, vocation or
                 employment of a substantial nature in which a director or
                 officer of BPI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to BPI's Form ADV, File No.
                 801-53972, dated ___________________.

Item 27.    PRINCIPAL UNDERWRITERS:
            ----------------------

      (a)...Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following             open-end
investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co.
Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios;
Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund,
Inc.; Federated Municipal Securities Income Trust;
Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated
Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated
U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years;
Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government
Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; FirstMerit Funds; Hibernia
Funds; Independence One Mutual Funds; Intermediate Municipal Trust;
International Series, Inc.; Marshall Funds, Inc.; Money Market Obligations Trust;
Regions Funds; RIGGS Funds; SouthTrust Funds;
Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; Vision
Group of Funds, Inc.; and World Investment Series, Inc.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Richard B. Fisher             Chairman,                            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Arthur L. Cherry              Director,                            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales        --
Federated Investors Tower     and Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Treasurer,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                 President-Broker/Dealer and          --
Federated Investors Tower     Director,
1001 Liberty Avenue           Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald M. Petnuch             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                  Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dennis M. Laffey              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Christopher A. Layton         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Amy Michalisyn                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peter III           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Larry Sebbens                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Donald C. Edwards             Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest L. Linane              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kirk A. Montgomery            Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy S. Johnson            Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Victor R. Siclari             Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
------------------            ------------------------       -----------------

Denis McAuley III             Assistant Treasurer,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

   (c)      Not applicable.

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:
            --------------------------------

            MARSHALL FUNDS, INC...........      770 North Water Street
            --------------------
                                                Milwaukee, Wisconsin 53202
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

                                                1000 North Water Street
                                                Milwaukee, WI  53202

            FEDERATED SHAREHOLDER SERVICES      Federated Investors Tower

            COMPANY                             1001 Liberty Avenue
            -------
            ("Transfer Agent, Dividend          Pittsburgh, PA  15222-3779
            Disbursing Agent, and Portfolio
            Accounting Services")

            FEDERATED ADMINISTRATIVE SERVICES   Federated Investors Tower

            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            M & I INVESTMENT MANAGEMENT CORP.     1000 North Water Street
            -------------------------------------
            ("Adviser")                         Milwaukee, WI  53202

            MARSHALL & ILSLEY TRUST COMPANY 1000 North Water Street
            -----------------------------------
            ("Custodian")                       Milwaukee, WI  53202

            BPI GLOBAL ASSET MANAGEMENT, LLP    1900 Summit Tower Blvd.
            --------------------------------
            ("Sub-Adviser")                     Suite 450
                                                Orlando, Florida 32810

Item 29.    MANAGEMENT SERVICES:  Not applicable.
            -------------------

Item 30.    UNDERTAKINGS:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of
            Trustees and the calling of special shareholders meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant,  MARSHALL FUNDS, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its
Registration  Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its  behalf  by  the  undersigned,  thereto  duly  authorized,  in the  City  of
Pittsburgh and Commonwealth of Pennsylvania, on the 1st day of June, 2000.

                                 MARSHALL FUNDS, INC.

                  BY: /s/ Brooke J. Billick
                  Secretary
                  Attorney in Fact for John M. Blaser

                  June 1, 2000

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Brooke J. Billick

    Brooke J. Billick             Attorney In Fact          June 1, 2000
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

John M. Blaser*                   President and Director

Ann K. Peirick*                   Treasurer (Principal
                                  Financial and
                                  Accounting Officer)

John DeVincentis*                 Director

Duane E. Dingmann*                Director

James Mitchell*                   Director

Barbara J. Pope*                  Director

David W. Schulz*                  Director

* By Power of Attorney